UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-54
RIVERSOURCE INVESTMENT SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 09/30
Date of reporting period: 12/31

Portfolio of Investments
RiverSource Balanced Fund
Dec. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (65.7%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.6%)
Honeywell Intl	111,780		$4,381,776
United Technologies	87,822		6,095,725

Total			10,477,501

Air Freight & Logistics (0.7%)
United Parcel Service Cl B	73,898		4,239,528

Airlines (0.9%)
AMR	107,994	(b,m)	834,794
Continental Airlines Cl B	72,899	(b,m)	1,306,350
Delta Air Lines	153,050	(b,m)	1,741,709
UAL	72,928	(b,m)	941,500
US Airways Group	167,257	(b,m)	809,524

Total			5,633,877

Automobiles (0.1%)
Ford Motor	60,133	(b,m)	601,330

Biotechnology (0.3%)
Gilead Sciences	50,178	(b)	2,171,704

Capital Markets (1.8%)
Artio Global Investors	22,160	(b)	564,858
Bank of New York Mellon	37,409		1,046,330
Goldman Sachs Group	38,428		6,488,184
Morgan Stanley	113,895		3,371,292

Total			11,470,664

Chemicals (3.0%)
Air Products & Chemicals	64,401		5,220,345
Dow Chemical	139,812		3,863,006
EI du Pont de Nemours & Co	250,758		8,443,021
Praxair	25,534		2,050,636

Total			19,577,008

Commercial Banks (0.5%)
US Bancorp	45,937		1,034,042
Wells Fargo & Co	92,594		2,499,112

Total			3,533,154

Commercial Services & Supplies (0.5%)
Waste Management	93,300		3,154,473

Communications Equipment (0.7%)
Cisco Systems	201,018	(b)	4,812,371

Issuer	Shares		Value(a)
Computers & Peripherals (3.3%)
Hewlett-Packard	318,115		16,386,104
IBM	38,961		5,099,995

Total			21,486,099

Construction & Engineering (0.1%)
Insituform Technologies Cl A	32,941	(b,m)	748,420

Consumer Finance (0.1%)
SLM	62,553	(b,m)	704,972

Diversified Financial Services (3.1%)
Bank of America	830,891		12,513,218
JPMorgan Chase & Co	182,504		7,604,942

Total			20,118,160

Diversified Telecommunication Services (2.4%)
AT&T	256,552		7,191,153
Deutsche Telekom	81,734	(c,m)	1,203,085
Deutsche Telekom ADR	6,404	(c,m)	94,139
FairPoint Communications	3,230	(o)	107
Verizon Communications	199,592		6,612,483

Total			15,100,967

Electrical Equipment (0.9%)
ABB ADR	188,241	(b,c)	3,595,403
Emerson Electric	54,321		2,314,075

Total			5,909,478

Electronic Equipment, Instruments & Components (0.1%)
Tyco Electronics	34,876	(c)	856,206

Energy Equipment & Services (3.3%)
Baker Hughes	79,438	(m)	3,215,650
Halliburton	136,256		4,099,943
Schlumberger	50,708		3,300,584
Transocean	112,235	(b,c)	9,293,058
Weatherford Intl	85,714	(b,c)	1,535,138

Total			21,444,373

Food & Staples Retailing (2.2%)
CVS Caremark	88,243		2,842,307
Wal-Mart Stores	212,684		11,367,960

Total			14,210,267

Health Care Equipment & Supplies (1.5%)
Baxter Intl	41,592		2,440,619
Covidien	57,301	(c)	2,744,145
Medtronic	108,529		4,773,105

Total			9,957,869

Health Care Providers & Services (0.3%)
Cardinal Health	32,186		1,037,677
UnitedHealth Group	36,512		1,112,885

Total			2,150,562

Issuer	Shares		Value(a)
Hotels, Restaurants & Leisure (0.7%)
Carnival Unit	137,231	(b)	4,348,850

Household Durables (0.3%)
KB Home	58,945		806,368
Pulte Homes	121,567	(m)	1,215,670

Total			2,022,038

Industrial Conglomerates (0.6%)
Tyco Intl	110,925	(c)	3,957,804

Insurance (4.7%)
ACE	112,075	(b,c)	5,648,580
Chubb	30,123	(m)	1,481,449
Everest Re Group	65,925	(c)	5,648,454
Lincoln Natl	24,380		606,574
Loews	1,560		56,706
Marsh & McLennan Companies	36,954		815,944
Travelers Companies	62,148		3,098,699
XL Capital Cl A	665,570	(c)	12,199,898

Total			29,556,304

Internet Software & Services (—%)
AOL	2,550	(b)	59,364

IT Services (0.7%)
Accenture Cl A	101,781	(c)	4,223,912

Life Sciences Tools & Services (0.6%)
Thermo Fisher Scientific	77,800	(b)	3,710,282

Machinery (3.9%)
Caterpillar	125,226		7,136,630
Deere & Co	19,899		1,076,337
Eaton	66,337		4,220,360
Illinois Tool Works	157,625		7,564,423
Ingersoll-Rand	62,684	(c,m)	2,240,326
Parker Hannifin	50,990	(m)	2,747,341

Total			24,985,417

Media (0.3%)
Comcast Cl A	84,785		1,429,475
Time Warner	28,055		817,523

Total			2,246,998

Metals & Mining (2.0%)
Alcoa	207,631		3,347,012
Freeport-McMoRan Copper & Gold	44,051	(b)	3,536,855
Nucor	93,833		4,377,310
Rio Tinto ADR	3,021	(c)	650,693
Vale ADR	20,546	(c,m)	596,450
Xstrata	33,669	(b,c)	600,702

Total			13,109,022

Multiline Retail (1.5%)
Kohl’s	41,099	(b)	2,216,469
Macy’s	151,182	(m)	2,533,810
Target	97,194		4,701,274

Total			9,451,553

Issuer	Shares		Value(a)
Multi-Utilities (0.6%)
Dominion Resources	104,245	(m)	4,057,215

Oil, Gas & Consumable Fuels (8.4%)
Anadarko Petroleum	86,461		5,396,896
Apache	40,470		4,175,290
BP ADR	138,906	(c,m)	8,052,381
Chevron	163,335		12,575,161
ConocoPhillips	179,407		9,162,314
Devon Energy	36,712		2,698,332
EnCana	32,177	(c)	1,042,213
Exxon Mobil	57,048		3,890,103
Petroleo Brasileiro ADR	70,769	(c,m)	3,374,266
Spectra Energy	2,418		49,593
Ultra Petroleum	27,125	(b)	1,352,453
Valero Energy	41,159		689,413

Total			52,458,415

Paper & Forest Products (0.6%)
Weyerhaeuser	91,397		3,942,867

Pharmaceuticals (3.7%)
Bristol-Myers Squibb	253,076		6,390,169
Johnson & Johnson	70,468		4,538,844
Merck & Co	229,356		8,380,667
Pfizer	259,472		4,719,796

Total			24,029,476

Real Estate Investment Trusts (REITs) (0.2%)
Pebblebrook Hotel Trust	48,404	(b)	1,065,372

Road & Rail (0.2%)
CSX	23,716		1,149,989

Semiconductors & Semiconductor Equipment (2.5%)
Intel	513,512		10,475,645
Microchip Technology	33,270	(m)	966,826
Taiwan Semiconductor Mfg ADR	306,281	(c,m)	3,503,855
Xilinx	41,536		1,040,892

Total			15,987,218

Software (2.4%)
Microsoft	190,634		5,812,431
Oracle	235,521		5,779,685
Symantec	198,666	(b)	3,554,135

Total			15,146,251

Specialty Retail (1.3%)
Best Buy	33,848		1,335,642
Home Depot	141,598		4,096,430
Staples	116,902		2,874,620

Total			8,306,692

Issuer	Shares	Value(a)
Tobacco (3.1%)
Lorillard	206,073	16,533,237
Philip Morris Intl	65,604	3,161,457

Total		19,694,694

Total Common Stocks (Cost: $339,115,029)		$421,868,716

Preferred Stocks & Other (0.5%)

Issuer	Shares		Value(a)
Banking (0.5%)
Bank of America
Cv	199,360	(b)	$2,974,451
Hotels, Restaurants & Leisure (—%)
Krispy Kreme Doughnuts
Warrants	683	(b,l)	41
Total Preferred Stocks & Other (Cost: $2,990,400)			$2,974,492

Bonds (35.9%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Foreign Agencies (0.1%)(c)
Pemex Project Funding Master Trust
03-01-18	5.75%	$140,000		$141,558
06-15-35	6.63	205,000		195,191
Petroleos de Venezuela
04-12-17	5.25	384,000		211,200

Total				547,949

Sovereign (0.4%)(c)
Republic of Argentina
Sr Unsecured
09-12-13	7.00	332,000		301,788
12-15-35	0.00	359,000	(q)	23,084
Republic of Colombia
01-27-17	7.38	200,000		225,250
Republic of El Salvador
06-15-35	7.65	68,000	(d)	66,980
Republic of Indonesia
Sr Unsecured
01-17-18	6.88	81,000	(d)	89,100
10-12-35	8.50	100,000	(d)	119,750
Republic of Philippines
01-14-31	7.75	300,000		338,249
Republic of Turkey
09-26-16	7.00	100,000		110,500
04-03-18	6.75	205,000		221,656
03-17-36	6.88	302,000		307,285
Republic of Uruguay
05-17-17	9.25	100,000		123,250
Republic of Venezuela
02-26-16	5.75	86,000		55,900
Republic of Venezuela
Sr Unsecured
10-08-14	8.50	87,000		68,513

	Coupon	Principal
Issuer	rate	amount		Value(a)
Republica Orient Uruguay
Sr Unsecured
03-21-36	7.63	81,000		87,683
Russian Federation
03-31-30	7.50	205,860	(d)	232,107

Total				2,371,095

Treasury (0.3%)(c)
Govt of Indonesia
(Indonesian Rupiah) Series FR43
07-15-22	10.25	1,848,000,000		194,295
Mexican Fixed Rate Bonds
(Mexican Peso) Series M-10
12-17-15	8.00	22,850,000		1,780,302

Total				1,974,597

U.S. Government Obligations & Agencies (6.6%)
Federal Farm Credit Bank
02-07-13	3.40	205,000		213,734
Federal Home Loan Banks
05-20-11	2.63	60,000		61,444
12-28-11	1.00	100,000		99,602
12-30-11	1.25	1,750,000		1,737,124
11-17-17	5.00	140,000		151,441
Federal Home Loan Mtge Corp
02-24-12	1.50	2,870,000		2,860,101
08-17-12	2.25	2,695,000		2,699,932
Federal Natl Mtge Assn
06-09-10	3.26	90,000		91,152
08-12-10	3.25	35,000		35,623
11-10-11	1.30	2,870,000		2,870,075
08-17-12	2.24	185,000		185,356
11-19-12	4.75	195,000		211,106
01-02-14	5.13	227,000		240,990
03-05-14	5.25	100,000		100,882
11-20-14	2.63	1,560,000		1,544,405
06-12-17	5.38	70,000		77,613
U.S. Treasury
11-15-12	1.38	2,070,000		2,055,121
05-31-13	3.50	300,000		316,148
12-31-13	1.50	270,000		262,891
02-15-14	4.00	1,225,000		1,309,889
11-30-14	2.13	5,185,000		5,062,272
12-31-14	2.63	3,170,000		3,161,084
08-15-15	4.25	1,345,000		1,439,570
04-30-16	2.63	125,000		121,123
11-15-19	3.38	4,427,000		4,261,679
02-15-31	5.38	80,000		88,400
02-15-36	4.50	86,000		84,710
08-15-39	4.50	1,910,000		1,866,727
11-15-39	4.38	1,835,000		1,756,440
U.S. Treasury Inflation-Indexed Bond
04-15-10	0.88	456,428	(n)	457,977
04-15-14	1.25	970,368	(n)	1,002,920
01-15-15	1.63	1,698,165	(n)	1,766,138
01-15-16	2.00	947,552	(n)	1,000,667
07-15-16	2.50	1,889,203	(n)	2,057,446
07-15-17	2.63	938,709	(n)	1,032,390
01-15-29	2.50	956,508	(n)	1,025,959

Total				43,310,131

	Coupon	Principal
Issuer	rate	amount		Value(a)
Asset-Backed (2.5%)
American Express Credit Account Master Trust
Series 2005-4 Cl A
01-15-15	0.30	325,000	(i)	320,767
American Express Credit Account Master Trust
Series 2006-3 Cl A
03-17-14	0.25	300,000	(i)	297,330
AmeriCredit Automobile Receivables Trust
Series 2007-CM Cl A3B (NPFGC)
05-07-12	0.26	264,338	(e,i)	263,411
AmeriCredit Automobile Receivables Trust
Series 2007-DF Cl A3A (AGM)
07-06-12	5.49	307,768	(e)	311,033
Bank of America Credit Card Trust
Series 2008-A1 Cl A1
04-15-13	0.81	575,000	(i)	573,694
Bank of America Credit Card Trust
Series 2008-A5 Cl A5
12-16-13	1.43	450,000	(i)	452,073
BMW Vehicle Lease Trust
Series 2009-1 Cl A2
04-15-11	2.04	600,000		603,246
Capital Auto Receivables Asset Trust
Series 2007-SN2 Cl A4
05-16-11	1.26	300,000	(d,i)	300,599
Carmax Auto Owner Trust
Series 2009-1 Cl A4
12-16-13	5.81	300,000		319,580
Caterpillar Financial Asset Trust
Series 2008A Cl A3
04-25-14	4.94	70,000		71,640
Centex Home Equity
Series 2002-D Cl M2 12-25-32	2.28	156,348	(i)	14,845
CIT Equipment Collateral
Series 2009-VT1 Cl A2
06-15-11	2.20	600,000	(d)	601,680
CitiFinancial Auto Issuance Trust
Series 2009-1 Cl A2
11-15-12	1.83	2,100,000	(d)	2,099,975
Countrywide Asset-Backed Ctfs
Series 2005-10 Cl AF6
02-25-36	4.92	667,772		445,094
Countrywide Asset-Backed Ctfs
Series 2006-4 Cl 1A1M
07-25-36	0.49	172,656	(i)	97,863
CPS Auto Trust
Series 2007-A Cl A3 (NPFGC)
09-15-11	5.04	146,630	(d,e)	147,548
DT Auto Owner Trust
Series 2009-1 Cl A1
10-15-15	2.98	1,075,000	(d)	1,075,442
Dunkin Securitization
Series 2006-1 Cl A2 (AMBAC)
06-20-31	5.78	1,350,000	(d,e)	1,301,603
Equifirst Mtge Loan Trust
Series 2003-1 Cl IF1
12-25-32	3.51	145,956		128,597

	Coupon	Principal
Issuer	rate	amount		Value(a)
Hertz Vehicle Financing LLC
Series 2005-2A Cl A6 (AMBAC)
11-25-11	5.08	500,000	(d,e)	508,704
Hertz Vehicle Financing LLC
Series 2009-2A Cl A1
03-25-14	4.26	550,000	(d)	549,532
Hertz Vehicle Financing LLC
Series 2009-2A Cl A2
03-25-16	5.29	500,000	(d)	496,133
Irwin Home Equity
Series 2005-A Cl A3
02-25-34	0.61	62,750	(i)	50,869
Merrill Lynch First Franklin Mtge Loan Trust
Series 2007-2 Cl A2A
05-25-37	0.34	508,212	(i)	487,757
Natl Collegiate Student Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2006-2 Cl AIO
08-25-11	31.11	1,350,000	(g)	97,875
Natl Collegiate Student Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2006-3 Cl AIO
01-25-12	5.88	1,900,000	(g)	228,153
Renaissance Home Equity Loan Trust
Series 2005-4 Cl A3
02-25-36	5.57	320,897		309,309
Renaissance Home Equity Loan Trust
Series 2007-2 Cl M4
06-25-37	6.31	190,000	(o)	9,717
Renaissance Home Equity Loan Trust
Series 2007-2 Cl M5
06-25-37	6.66	125,000	(o)	5,051
Renaissance Home Equity Loan Trust
Series 2007-2 Cl M6
06-25-37	7.01	180,000	(o)	5,520
Santander Drive Auto Receivables Trust
Series 2007-1 Cl A4 (FGIC)
09-15-14	0.28	456,294	(e,i)	446,700
Target Credit Card Master Trust
Series 2005-1 Cl A
10-27-14	0.29	3,100,000	(i)	3,059,546
Volkswagen Auto Lease Trust
Series 2009-A Cl A3
04-16-12	3.41	300,000		307,582

Total				15,988,468

Commercial Mortgage-Backed(2.6%)(f)
Bear Stearns Commercial Mtge Securities
Series 2004-PWR5 Cl A3
07-11-42	4.57	900,000		900,616
Bear Stearns Commercial Mtge Securities
Series 2007-PW18 Cl A1
08-11-12	5.04	152,994		156,843
CDC Commercial Mtge Trust
Series 2002-FX1 Cl A2
11-15-30	5.68	1,650,000		1,709,076

	Coupon	Principal
Issuer	rate	amount		Value(a)
Citigroup Commercial Mtge Trust
Series 2006-C5 Cl A4
10-15-49	5.43	350,000		325,022
Citigroup/Deutsche Bank Commercial Mtge Trust
Series 2005-CD1 Cl ASB
07-15-44	5.22	375,000		383,743
Commercial Mtge Pass-Through Ctfs
Series 2006-CN2A Cl BFL
02-05-19	0.54	300,000	(d,i)	228,412
Credit Suisse First Boston Mtge Securities
Series 2004-C1 Cl A4
01-15-37	4.75	415,000		409,776
Credit Suisse First Boston Mtge Securities
Series 2004-C2 Cl A1
05-15-36	3.82	96,211		94,985
GE Capital Commercial Mtge
Series 2001-3 Cl A2
06-10-38	6.07	350,000		366,586
General Electric Capital Assurance
Series 2003-1 Cl A4
05-12-35	5.25	334,609	(d)	338,893
Greenwich Capital Commercial Funding
Series 2003-C1 Cl A3
07-05-35	3.86	300,000		303,255
Greenwich Capital Commercial Funding
Series 2004-GG1 Cl A5
06-10-36	4.88	400,000		404,973
GS Mtge Securities II
Series 2004-GG2 Cl A3
08-10-38	4.60	232,016		231,840
GS Mtge Securities II
Series 2007-EOP Cl J
03-06-20	1.08	950,000	(d,i)	780,148
GS Mtge Securities II
Series 2007-GG10 Cl F
08-10-45	5.81	575,000		68,573
JPMorgan Chase Commercial Mtge Securities
Series 2003-LN1 Cl A1
10-15-37	4.13	268,109		268,740
JPMorgan Chase Commercial Mtge Securities
Series 2003-ML1A Cl A1
03-12-39	3.97	179,095		181,489
JPMorgan Chase Commercial Mtge Securities
Series 2004-CBX Cl A3
01-12-37	4.18	325,225		324,891
JPMorgan Chase Commercial Mtge Securities
Series 2004-LN2 Cl A1
07-15-41	4.48	922,460		931,040
JPMorgan Chase Commercial Mtge Securities
Series 2006-LDP6 Cl ASB
04-15-43	5.49	150,000		149,906
JPMorgan Chase Commercial Mtge Securities
Series 2007-CB20 Cl A4
02-12-51	5.79	650,000		567,016
JPMorgan Chase Commercial Mtge Securities
Series 2007-CB20 Cl E
02-12-51	6.20	525,000	(d)	100,871

	Coupon	Principal
Issuer	rate	amount		Value(a)
JPMorgan Chase Commercial Mtge Securities
Series 2009-IWST Cl A1
12-05-27	4.31	275,000	(d)	270,884
JPMorgan Chase Commercial Mtge Securities
Series 2009-IWST Cl A2
12-05-27	5.63	450,000	(d)	444,652
LB-UBS Commercial Mtge Trust
Series 2004-C2 Cl A3 03-15-29	3.97	650,000		633,140
LB-UBS Commercial Mtge Trust
Series 2005-C5 Cl AAB
09-15-30	4.93	250,000		252,496
LB-UBS Commercial Mtge Trust
Series 2006-C4 Cl AAB
06-15-32	5.86	600,000		606,921
LB-UBS Commercial Mtge Trust
Series 2007-C6 Cl A4
07-15-40	5.86	150,000		130,045
Merrill Lynch Mtge Trust
Series 2008-C1 Cl A1
02-12-51	4.71	174,888		175,775
Morgan Stanley Capital I
Series 2004-HQ4 Cl A5
04-14-40	4.59	1,075,000		1,062,884
Morgan Stanley Capital I
Series 2006-T23 Cl AAB
08-12-41	5.80	475,000		490,474
Wachovia Bank Commercial Mtge Trust
Series 2003-C7 Cl A2
10-15-35	5.08	2,125,000	(d)	2,160,564
Wachovia Bank Commercial Mtge Trust
Series 2005-C20 Cl A5
07-15-42	5.09	600,000		612,450
Wachovia Bank Commercial Mtge Trust
Series 2006-C24 Cl APB
03-15-45	5.58	350,000		342,429
Wachovia Bank Commercial Mtge Trust
Series 2006-C27 Cl APB
07-15-45	5.73	700,000		686,012

Total				17,095,420

Residential Mortgage-Backed(12.7%)(f)
Banc of America Mtge Securities
Collateralized Mtge Obligation
Series 2004-F Cl 1A1
07-25-34	4.09	33,381	(i)	29,641
Bear Stearns Adjustable Rate Mtge Trust
Collateralized Mtge Obligation
Series 2005-8 Cl A4
08-25-35	5.10	875,000	(d,i)	738,288
Bear Stearns Alt-A Trust
Collateralized Mtge Obligation
Series 2005-2 Cl 2A2B
04-25-35	3.16	36,685	(i)	6,140
Chase Mtge Finance
Collateralized Mtge Obligation
Series 2002-S6 Cl M
05-25-32	6.30	204,581		200,350

	Coupon	Principal
Issuer	rate	amount		Value(a)
ChaseFlex Trust
Collateralized Mtge Obligation
Series 2005-2 Cl 2A2
06-25-35	6.50	1,028,126		844,027
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2007-8CB Cl A13
05-25-37	25.86	550,741	(g)	66,176
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2003-11T1 Cl A1
07-25-18	4.75	304,138		302,617
Countrywide Home Loans
Collateralized Mtge Obligation
Series 2005-R2 Cl 2A1
06-25-35	7.00	663,492	(d)	570,740
Countrywide Home Loans
Collateralized Mtge Obligation
Series 2006-HYB1 Cl 1A1
03-20-36	5.28	512,434	(i)	269,138
Federal Home Loan Mtge Corp
01-01-25	4.50	200,000	(j)	205,500
01-01-40	5.00	3,300,000	(j)	3,383,530
01-01-40	5.50	1,500,000	(j)	1,571,250
01-01-40	6.00	3,000,000	(j)	3,180,936
Federal Home Loan Mtge Corp #1G2547
12-01-36	6.11	142,073	(i)	151,794
Federal Home Loan Mtge Corp #1Q0140
08-01-36	6.16	174,168	(i)	184,655
Federal Home Loan Mtge Corp #A65578
08-01-37	6.50	214,667		229,983
Federal Home Loan Mtge Corp #A81407
09-01-38	6.50	644,072		690,026
Federal Home Loan Mtge Corp #C59161
10-01-31	6.00	729,412		781,611
Federal Home Loan Mtge Corp #C65869
04-01-32	6.00	460,632		500,547
Federal Home Loan Mtge Corp #C67723
06-01-32	7.00	585,989		652,815
Federal Home Loan Mtge Corp #E01419
05-01-18	5.50	238,575		254,124
Federal Home Loan Mtge Corp #E93097
12-01-17	5.50	719,063		765,445
Federal Home Loan Mtge Corp #E98725
08-01-18	5.00	392,705		413,991
Federal Home Loan Mtge Corp #E99684
10-01-18	5.00	865,212		915,421
Federal Home Loan Mtge Corp #G01441
07-01-32	7.00	828,662		911,856
Federal Home Loan Mtge Corp #G05493
03-01-39	6.50	458,146		490,835
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 2817 Cl SA
06-15-32	24.79	509,882	(g)	40,738

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 3550 Cl GS
07-15-39	22.65	3,469,503	(g)	385,885
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Series 1614 Cl MZ
Trust Series Z
11-15-23	6.50	57,220	(h)	61,941
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Series 2576 Cl KJ
02-15-33	5.50	398,276		406,432
Federal Natl Mtge Assn
01-01-25	4.50	600,000	(j)	617,063
01-01-25	5.00	3,170,000	(j)	3,312,650
01-01-40	4.50	3,375,000	(j)	3,368,672
01-01-40	5.00	2,000,000	(j)	2,052,188
01-01-40	5.50	12,000,000	(j)	12,560,629
01-01-40	6.00	4,325,000	(j)	4,580,443
01-01-40	6.50	150,000	(j)	160,641
01-01-40	7.00	1,500,000	(j)	1,643,672
Federal Natl Mtge Assn #190988
06-01-24	9.00	117,607		128,884
Federal Natl Mtge Assn #250322
08-01-25	7.50	248,586		279,991
Federal Natl Mtge Assn #254236
03-01-17	6.50	389,470		422,811
Federal Natl Mtge Assn #254383
06-01-32	7.50	203,430		229,568
Federal Natl Mtge Assn #256901
09-01-37	6.50	277,157		295,692
Federal Natl Mtge Assn #545008
06-01-31	7.00	788,241		882,274
Federal Natl Mtge Assn #545869
07-01-32	6.50	128,177		139,162
Federal Natl Mtge Assn #555376
04-01-18	4.50	849,573	(t)	885,511
Federal Natl Mtge Assn #555734
07-01-23	5.00	659,170		684,806
Federal Natl Mtge Assn #653730
09-01-32	6.50	579,652		632,586
Federal Natl Mtge Assn #654686
11-01-32	6.00	691,434	(t)	739,819
Federal Natl Mtge Assn #662061
09-01-32	6.50	369,831		399,649
Federal Natl Mtge Assn #670387
08-01-32	7.00	95,532	(t)	105,722
Federal Natl Mtge Assn #678028
09-01-17	6.00	1,344,551	(t)	1,440,943
Federal Natl Mtge Assn #688002
03-01-33	5.50	734,083		780,586
Federal Natl Mtge Assn #688691
03-01-33	5.50	261,374		274,715
Federal Natl Mtge Assn #689093
07-01-28	5.50	385,063		407,304
Federal Natl Mtge Assn #712057
07-01-18	4.50	248,376		258,882

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Natl Mtge Assn #720070
07-01-23	5.50	1,123,509		1,190,579
Federal Natl Mtge Assn #731019
07-01-33	5.50	556,482		592,066
Federal Natl Mtge Assn #732094
08-01-18	5.50	429,699		458,116
Federal Natl Mtge Assn #745079
12-01-20	5.00	633,482		665,828
Federal Natl Mtge Assn #745392
12-01-20	4.50	131,877		137,126
Federal Natl Mtge Assn #747584
11-01-28	5.50	922,638		975,930
Federal Natl Mtge Assn #753085
12-01-33	6.50	582,429		628,662
Federal Natl Mtge Assn #768117
08-01-34	5.48	262,027	(i)	276,801
Federal Natl Mtge Assn #776962
04-01-29	5.00	1,323,740		1,371,712
Federal Natl Mtge Assn #804442
12-01-34	6.50	566,678		610,064
Federal Natl Mtge Assn #881886
04-01-36	5.36	135,343	(i)	142,643
Federal Natl Mtge Assn #886764
08-01-36	6.00	130,891	(i)	138,891
Federal Natl Mtge Assn #895834
04-01-36	6.02	209,566	(i)	220,913
Federal Natl Mtge Assn #AC3035
10-01-39	5.00	1,787,305		1,835,990
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2003-63 Cl IP
07-25-33	0.00	1,370,722	(g)	268,524
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2003-71 Cl IM
12-25-31	5.34	345,701	(g)	47,686
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2004-84 Cl GI
12-25-22	20.00	221,925	(g)	20,105
Govt Natl Mtge Assn
01-01-40	4.50	3,000,000	(j)	3,001,875
01-01-40	5.50	5,000,000	(j)	5,237,500
01-01-40	6.00	1,975,000	(j)	2,086,710
Govt Natl Mtge Assn #604708
10-15-33	5.50	775,458		818,264
Govt Natl Mtge Assn #616257
02-15-34	5.00	912,015		944,188
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2002-70 Cl IC
08-20-32	0.00	441,668	(g)	61,174
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2002-80 Cl CI
01-20-32	42.42	35,018	(g)	757

	Coupon	Principal
Issuer	rate	amount		Value(a)
GSAA Trust
Series 2005-12 Cl AF4
09-25-35	5.34	65,000		39,430
GSR Mtge Loan Trust
Collateralized Mtge Obligation
Series 2005-AR4 Cl 4A1
07-25-35	5.36	74,524	(i)	58,625
Homestar Mtge Acceptance
Collateralized Mtge Obligation
Series 2004-1 Cl A1
03-25-34	0.55	61,864	(i)	40,901
IndyMac Index Mtge Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2005-AR8 Cl AX1
04-25-35	0.00	8,256,310	(b,g,s)	—
Indymac Index Mtge Loan Trust
Collateralized Mtge Obligation
Series 2006-AR3 Cl 2A1B
03-25-36	5.74	189,107	(i)	96,651
MASTR Alternative Loan Trust
Collateralized Mtge Obligation
Series 2004-4 Cl 2A1
05-25-34	6.00	708,238		655,133
MASTR Alternative Loan Trust
Collateralized Mtge Obligation
Series 2004-7 Cl 8A1
08-25-19	5.00	1,229,291		1,167,789
MASTR Alternative Loan Trust
Collateralized Mtge Obligation
Series 2004-8 Cl 7A1
09-25-19	5.00	629,927		598,357
Structured Adjustable Rate Mtge Loan Trust
Collateralized Mtge Obligation
Series 2006-5 Cl 4A1
06-25-36	5.88	1,124,176	(i)	841,537
Structured Asset Securities
Series 2003-18XS Cl A6
06-25-33	4.04	200,142		185,832
Wells Fargo Mtge Backed Securities Trust
Collateralized Mtge Obligation
Series 2004-K Cl 2A3
07-25-34	4.71	114,736	(i)	111,239

Total				82,018,893

Aerospace & Defense (0.1%)
L-3 Communications
07-15-13	6.13	130,000		131,300
L-3 Communications
Series B
10-15-15	6.38	216,000		216,810
TransDigm
07-15-14	7.75	85,000	(d)	86,169

Total				434,279

	Coupon	Principal
Issuer	rate	amount		Value(a)
Automotive (0.2%)
Ford Motor
Cv
11-15-16	4.25	1,180,000		1,484,145

Banking (0.4%)
Bank of America
Sr Unsecured
05-01-18	5.65	445,000		452,848
Citigroup
Sr Unsecured
05-15-18	6.13	990,000		995,354
Export-Import Bank of Korea
Sr Unsecured
10-17-12	5.50	115,000	(c)	122,366
Morgan Stanley
Sr Unsecured
04-01-18	6.63	360,000		389,220
09-23-19	5.63	240,000		241,800
Wells Fargo & Co
Sr Unsecured
12-11-17	5.63	50,000		52,008

Total				2,253,596

Brokerage (—%)
Lehman Brothers Holdings
Sr Unsecured
05-02-18	6.88	810,000	(b,o)	168,075

Chemicals (0.3%)
Airgas
10-01-18	7.13	190,000	(d)	198,075
Ashland
06-01-17	9.13	75,000	(d)	82,313
Chemtura
06-01-16	6.88	172,000	(b,o)	182,320
Dow Chemical
Sr Unsecured
05-15-19	8.55	885,000		1,055,933
INVISTA
Sr Unsecured
05-01-12	9.25	98,000	(d)	99,470
Nalco
Sr Nts
05-15-17	8.25	232,000	(d)	245,920

Total				1,864,031

Consumer Products (—%)
Jarden
05-01-16	8.00	130,000		134,225
Visant Holding
Sr Disc Nts
12-01-13	10.25	100,000		103,250

Total				237,475

	Coupon	Principal
Issuer	rate	amount		Value(a)
Electric (2.6%)
Arizona Public Service
Sr Unsecured
10-15-11	6.38	15,000		16,057
CenterPoint Energy Houston Electric LLC
Series U
03-01-14	7.00	560,000		639,437
Cleveland Electric Illuminating
1st Mtge
11-15-18	8.88	1,465,000		1,808,689
Consumers Energy
1st Mtge
03-15-15	5.00	25,000		26,590
02-15-17	5.15	150,000		155,471
09-15-18	5.65	495,000		517,666
04-15-20	5.65	180,000		187,928
Detroit Edison
Sr Secured
10-01-13	6.40	470,000		519,170
Dominion Resources
Sr Unsecured Series A
11-15-16	5.60	110,000		114,153
DTE Energy
Sr Unsecured
05-15-14	7.63	905,000		1,010,302
Duke Energy Carolinas LLC
Sr Unsecured Series D
03-01-10	7.38	1,095,000		1,106,391
Edison Mission Energy
Sr Unsecured
06-15-13	7.50	150,000		141,000
Exelon
Sr Unsecured
06-15-10	4.45	1,160,000		1,179,163
FirstEnergy
Sr Unsecured Series B
11-15-11	6.45	23,000		24,911
Indiana Michigan Power
Sr Unsecured
03-15-19	7.00	380,000		424,056
03-15-37	6.05	260,000		258,564
KCP&L Greater Missouri Operations
Sr Unsecured
07-01-12	11.88	125,000		144,745
Majapahit Holding
10-17-16	7.75	100,000	(c,d)	105,880
Metropolitan Edison
Sr Unsecured
03-15-13	4.95	140,000		145,674
Midwest Generation LLC
Pass-Through Ctfs Series B
01-02-16	8.56	33,392		33,726
Nevada Power
08-01-18	6.50	505,000		541,506
Nevada Power
Series L
01-15-15	5.88	300,000		321,944
Nevada Power
Series M
03-15-16	5.95	465,000		492,726

	Coupon	Principal
Issuer	rate	amount		Value(a)
NiSource Finance
03-01-13	6.15	1,075,000		1,144,613
09-15-17	5.25	250,000		245,894
01-15-19	6.80	445,000		475,904
09-15-20	5.45	385,000		373,335
NRG Energy
02-01-16	7.38	515,000		515,644
Ohio Edison
Sr Unsecured
05-01-15	5.45	110,000		115,988
Oncor Electric Delivery LLC
Sr Secured
05-01-12	6.38	125,000		135,006
PacifiCorp
1st Mtge
09-15-13	5.45	285,000		310,330
Portland General Electric
03-15-10	7.88	420,000		425,093
PPL Electric Utilities
1st Mtge
11-30-13	7.13	585,000		669,366
Progress Energy
Sr Unsecured
12-01-39	6.00	120,000		119,403
Sierra Pacific Power
Series M
05-15-16	6.00	1,210,000		1,282,352
Tampa Electric
Sr Unsecured
05-15-18	6.10	305,000		324,605
Toledo Edison
1st Mtge
05-01-20	7.25	95,000		108,408
TransAlta
Sr Unsecured
01-15-15	4.75	375,000	(c)	378,538

Total				16,540,228

Entertainment (—%)
Regal Cinemas
07-15-19	8.63	75,000		78,000
Speedway Motorsports
06-01-16	8.75	180,000		189,450

Total				267,450

Food and Beverage (1.0%)
Anheuser-Busch InBev Worldwide
01-15-14	7.20	885,000	(d)	1,003,732
ConAgra Foods
Sr Unsecured
09-15-11	6.75	46,000		49,665
Del Monte
Sr Sub Nts
10-15-19	7.50	155,000	(d)	159,650
HJ Heinz Finance
08-01-39	7.13	585,000	(d)	661,365

	Coupon	Principal
Issuer	rate	amount		Value(a)
Kraft Foods
Sr Unsecured
02-11-13	6.00	65,000		69,707
08-11-17	6.50	850,000		922,293
02-01-18	6.13	1,165,000		1,225,046
Molson Coors Capital Finance
09-22-10	4.85	605,000	(c)	623,288
SABMiller
Sr Unsecured
01-15-14	5.70	1,380,000	(c,d)	1,490,894

Total				6,205,640

Gaming (0.1%)
Boyd Gaming
Sr Sub Nts
02-01-16	7.13	94,000		81,780
MGM MIRAGE
Sr Secured
11-15-17	11.13	120,000	(d)	133,200
MGM MIRAGE
Sr Unsecured
03-01-18	11.38	200,000	(d)	179,000

Total				393,980

Gas Pipelines (1.3%)
CenterPoint Energy Resources
Sr Unsecured
02-15-11	7.75	915,000		967,702
CenterPoint Energy Resources
Sr Unsecured Series B
04-01-13	7.88	340,000		382,967
Colorado Interstate Gas
Sr Unsecured
11-15-15	6.80	2,607,000		2,878,297
El Paso
Sr Unsecured
12-12-13	12.00	110,000		128,700
Northwest Pipeline
Sr Unsecured
06-15-16	7.00	230,000		258,978
04-15-17	5.95	795,000		848,860
Southern Natural Gas
Sr Unsecured
04-01-17	5.90	1,085,000	(d)	1,114,226
Southern Star Central
Sr Nts
03-01-16	6.75	210,000		202,650
Transcontinental Gas Pipe Line LLC
Sr Unsecured
04-15-16	6.40	846,000		922,868
Transcontinental Gas Pipe Line LLC
Sr Unsecured Series B
08-15-11	7.00	385,000		414,052
Williams Partners LP/Finance
Sr Unsecured
02-01-17	7.25	237,000		239,416

Total				8,358,716

	Coupon	Principal
Issuer	rate	amount		Value(a)
Health Care (0.2%)
Cardinal Health
Sr Unsecured
06-15-12	5.65	415,000		442,442
DaVita
03-15-13	6.63	335,000		335,838
HCA
Sr Secured
02-15-17	9.88	160,000	(d)	174,400
Omnicare
12-15-13	6.75	190,000		186,200
Select Medical
02-01-15	7.63	210,000		203,700

Total				1,342,580

Home Construction (—%)
K Hovnanian Enterprises
Sr Secured
10-15-16	10.63	195,000	(d)	203,775

Independent Energy (0.8%)
Anadarko Petroleum
Sr Unsecured
09-15-16	5.95	245,000		265,016
Canadian Natural Resources
Sr Unsecured
05-15-17	5.70	350,000	(c)	373,938
Chesapeake Energy
06-15-15	6.38	45,000		44,100
01-15-16	6.63	150,000		148,500
Denbury Resources
03-01-16	9.75	135,000		144,113
EnCana
Sr Unsecured
11-01-11	6.30	1,335,000	(c)	1,435,848
12-01-17	5.90	105,000	(c)	112,924
Forest Oil
Sr Nts
02-15-14	8.50	185,000	(d)	193,325
Nexen
Sr Unsecured
11-20-13	5.05	635,000	(c)	669,528
05-15-37	6.40	245,000	(c)	246,842
Petrohawk Energy
08-01-14	10.50	85,000		92,969
Quicksilver Resources
08-01-15	8.25	161,000		165,025
Range Resources
05-15-16	7.50	105,000		107,888
05-15-19	8.00	345,000		369,150
SandRidge Energy
06-01-18	8.00	95,000	(d)	93,338
Woodside Finance
11-10-14	4.50	515,000	(c,d)	518,659

Total				4,981,163

	Coupon	Principal
Issuer	rate	amount		Value(a)
Integrated Energy (0.1%)
Petro-Canada
Sr Unsecured
07-15-13	4.00	65,000	(c)	67,108
Suncor Energy
Sr Unsecured
06-01-18	6.10	300,000	(c)	321,909
TNK-BP Finance
03-13-18	7.88	100,000	(c,d)	102,750

Total				491,767

Media Cable (0.4%)
Charter Communications Operating LLC/Capital
Secured
04-30-12	8.00	180,000	(d)	184,950
Comcast
03-15-37	6.45	170,000		175,282
07-01-39	6.55	545,000		571,361
CSC Holdings LLC
Sr Unsecured
04-15-14	8.50	95,000	(d)	101,175
DISH DBS
02-01-16	7.13	280,000		285,950
TCM Sub LLC
01-15-15	3.55	740,000	(d)	729,111
Time Warner Cable
02-01-20	5.00	245,000		238,299

Total				2,286,128

Media Non Cable (0.5%)
Lamar Media
04-01-14	9.75	75,000		82,781
Liberty Media LLC
Sr Unsecured
05-15-13	5.70	156,000		148,590
News America
01-09-38	6.75	345,000		357,875
Nielsen Finance LLC
08-01-14	10.00	95,000		99,038
Rainbow Natl Services LLC
09-01-12	8.75	80,000	(d)	81,500
Reed Elsevier Capital
08-01-11	6.75	855,000		915,718
RR Donnelley & Sons
Sr Unsecured
01-15-17	6.13	1,495,000		1,477,970

Total				3,163,472

Non Captive Diversified (0.1%)
General Electric Capital
Sr Unsecured
01-10-39	6.88	745,000		769,350

Oil Field Services (0.1%)
Expro Finance Luxembourg
Sr Secured
12-15-16	8.50	252,000	(c,d)	246,715
Gaz Capital for Gazprom
Sr Unsecured
11-22-16	6.21	200,000	(c,d)	192,000

Total				438,715

	Coupon	Principal
Issuer	rate	amount		Value(a)
Packaging (0.1%)
Ball
03-15-18	6.63	30,000		29,700
Crown Americas LLC/Capital
11-15-15	7.75	185,000		191,475
Greif
Sr Unsecured
02-01-17	6.75	80,000		78,400
Owens-Brockway Glass Container
05-15-13	8.25	180,000		184,950
Reynolds Group Issuer LLC
Sr Secured
10-15-16	7.75	109,000	(d)	111,725

Total				596,250

Paper (0.1%)
Cascades
Sr Nts
12-15-17	7.75	280,000	(c,d)	284,550
Georgia-Pacific LLC
01-15-17	7.13	130,000	(d)	131,625
NewPage
Sr Secured
12-31-14	11.38	155,000	(d)	156,550

Total				572,725

Railroads (0.1%)
Canadian Pacific Railway
Sr Unsecured
05-15-37	5.95	50,000	(c)	47,471
CSX
Sr Unsecured
03-15-12	6.30	380,000		411,135

Total				458,606

Restaurants (—%)
Yum! Brands
Sr Unsecured
11-15-37	6.88	80,000		86,440

Retailers (0.1%)
CVS Caremark
Sr Unsecured
09-15-39	6.13	645,000		639,259

Transportation Services (0.2%)
Erac USA Finance
10-15-17	6.38	1,140,000	(d)	1,189,634

Wireless (0.3%)
CC Holdings GS V LLC/Crown Castle GS III
Sr Secured
05-01-17	7.75	265,000	(d)	282,225
Cricket Communications
Sr Secured
05-15-16	7.75	109,000		108,728

	Coupon	Principal
Issuer	rate	amount		Value(a)
Nextel Communications
Series D
08-01-15	7.38	145,000		141,013
SBA Telecommunications
08-15-16	8.00	95,000	(d)	99,275
08-15-19	8.25	30,000	(d)	31,800
Sprint Nextel
Sr Unsecured
08-15-17	8.38	170,000		173,400
US Cellular
Sr Unsecured
12-15-33	6.70	880,000		865,434

Total				1,701,875

Wirelines (1.6%)
AT&T
Sr Unsecured
03-15-11	6.25	1,630,000		1,726,126
02-15-39	6.55	1,530,000		1,612,103
Qwest
Sr Unsecured
10-01-14	7.50	595,000		618,056
Telecom Italia Capital
11-15-13	5.25	115,000	(c)	120,956
Telefonica Europe
09-15-10	7.75	795,000	(c)	831,656
TELUS
Sr Unsecured
06-01-11	8.00	1,700,000	(c)	1,840,425
Verizon New York
Sr Unsecured Series A
04-01-12	6.88	1,705,000		1,855,066
Verizon New York
Sr Unsecured Series B
04-01-32	7.38	1,115,000		1,201,081
Verizon Pennsylvania
Sr Unsecured Series A
11-15-11	5.65	190,000		201,912
Windstream
08-01-16	8.63	162,000		164,835
11-01-17	7.88	236,000	(d)	233,640

Total				10,405,856

Total Bonds (Cost: $230,174,424)				$230,841,763

Equity-Linked Notes (—%)(p)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Lehman Brothers Holdings
Sr Unsecured
09-14-08	53.31%	$348,000	(b,d,l,o)	$48,171
10-02-08	39.50	348,000	(b,d,l,o)	53,450

Total Equity-Linked Notes (Cost: $696,000)				$101,621

Senior Loans (0.1%)(k)

	Coupon	Principal
Borrower	rate	amount		Value(a)
Chemicals (—%)
Hexion Specialty Chemicals
Tranche C1 Term Loan
05-05-13	2.56%	$222,343		$194,327
Hexion Specialty Chemicals
Tranche C2 Term Loan
05-05-13	2.56	53,292		46,578

Total				240,905

Media Cable (—%)
Charter Communications Operating LLC
Term Loan
03-06-14	2.26	478		448

Wirelines (0.1%)
FairPoint Communications
Tranche B Term Loan
03-31-15	0.00	415,191	(b,o)	322,960
Total Senior Loans (Cost: $367,738)				$564,313

Money Market Fund (5.7%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	36,430,700	(r)	$36,430,700

Total Money Market Fund (Cost: $36,430,700)			$36,430,700

Investments of Cash Collateral Received for Securities on Loan (4.7%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	30,267,467	$30,267,467

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $30,267,467)		$30,267,467

Total Investments in Securities (Cost: $640,041,758)(u)		$723,049,072

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Futures Contracts Outstanding at Dec. 31, 2009

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Long Bond, 20-year	20	$2,307,500	March 2010	$(105,968)
U.S. Treasury Note, 2-year	(145)	(31,358,517)	April 2010	245,564
U.S. Treasury Note, 5-year	(14)	(1,601,359)	April 2010	32,715
U.S. Treasury Note, 10-year	107	12,353,485	March 2010	(381,691)

Total				$(209,380)

Notes to Portfolio of Investments

ADR	—	American Depository Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Sept. 30, 2009.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Dec. 31, 2009, the value of foreign securities, excluding short-term securities, represented 13.40% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2009, the value of these securities amounted to $24,226,842 or 3.77% of net assets.

(e)	The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	Ambac Assurance Corporation
FGIC	—	Financial Guaranty Insurance Company
NPFGC	—	National Public Finance Guarantee Corporation

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Dec. 31, 2009.

(h)	This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until previous series within the trust have been paid off. Interest is accrued at an effective yield similar to a zero coupon bond.

(i)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2009.

(j)	At Dec. 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $47,611,567.

(k)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(l)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Dec. 31, 2009 was $101,662, representing 0.02% of net assets. Information concerning such security holdings at Dec. 31, 2009 is as follows:

	Acquisition
Security	dates	Cost

Lehman Brothers Holdings
Sr Unsecured
53.31% 2008	03-07-08	$348,000
39.50% 2008	03-26-08	348,000
Krispy Kreme Doughnuts
Warrants	07-01-09	—

(m)	At Dec. 31, 2009, security was partially or fully on loan.

(n)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(o)	This position is in bankruptcy.

(p)	Equity-Linked Notes (ELNs) are notes created by a counterparty, typically an investment bank, that may bear interest at a fixed or floating rate. At maturity, the notes must be exchanged for an amount based on the value of one or more equity securities of third party issuers or the value of an index. The exchanged value may be limited to an amount less than the actual value of the underlying stocks or value of an index at the maturity date. Any difference between the exchange amount and the original cost of the notes will be a gain or loss.

(q)	This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year’s GDP exceeds the ‘base case GDP’, an interest payment is made equal to 0.012225 of the difference.

(r)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Dec. 31, 2009.

(s)	Negligible market value.

(t)	At Dec. 31, 2009, investments in securities included securities valued at $469,847 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(u)	At Dec. 31, 2009, the cost of securities for federal income tax purposes was approximately $640,042,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$94,458,000
Unrealized depreciation	(11,451,000)

Net unrealized appreciation	$83,007,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Valuation of securities in the most recent Annual Report dated Sept. 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2009:

	Fair value at Dec. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks(a)	$421,868,716	$—	$—	$421,868,716
Preferred Stocks & Other(a)	2,974,492	—	—	2,974,492

Total Equity Securities	424,843,208	—	—	424,843,208

Bonds
Foreign Government Obligations & Agencies	—	4,893,641	—	4,893,641
U.S. Government Obligations & Agencies	21,786,054	21,524,077	—	43,310,131
Asset-Backed Securities	—	15,792,730	195,738	15,988,468
Commercial Mortgage-Backed Securities	—	17,095,420	—	17,095,420
Residential Mortgage-Backed Securities	—	82,012,753	6,140	82,018,893
Corporate Debt Securities	—	67,535,210	—	67,535,210

Total Bonds	21,786,054	208,853,831	201,878	230,841,763

Other
Equity-Linked Notes	—	101,621	—	101,621
Senior Loans	—	564,313	—	564,313
Affiliated Money Market Fund (b)	36,430,700	—	—	36,430,700
Investments of Cash Collateral Received for Securities on Loan	30,267,467	—	—	30,267,467

Total Other	66,698,167	665,934	—	67,364,101

Investments in Securities	513,327,429	209,519,765	201,878	723,049,072
Other Financial Instruments (c)	(209,380)	—	—	(209,380)

Total	$513,118,049	$209,519,765	$201,878	$722,839,692

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.

(c)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential
	Asset-Backed	Mortgage-Backed
	Securities	Securities	Total

Balance as of Sept. 30, 2009	$975,948	$100,000	$1,075,948
Accrued discounts/premiums	(15,730)	(22)	(15,752)
Realized gain (loss)	51,662	70	51,732
Change in unrealized appreciation (depreciation)*	(121,332)	18,869	(102,463)
Net purchases (sales)	(694,810)	(16,126)	(710,936)
Transfers in and/or out of Level 3	—	(96,651)	(96,651)

Balance as of Dec. 31, 2009	$195,738	$6,140	$201,878

*	Change in unrealized appreciation (depreciation) relating to securities held at Dec. 31, 2009 was $29,221.

Portfolio of Investments
RiverSource Disciplined Large Cap Growth Fund
Dec. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.7%)

Issuer	Shares		Value(a)
Aerospace & Defense (4.2%)
BE Aerospace	31,145	(b,e)	$731,908
Boeing	141,704	(e)	7,670,437
General Dynamics	61,561		4,196,613
Goodrich	34,323		2,205,253
ITT	10,098	(e)	502,275
Lockheed Martin	57,256		4,314,240
Northrop Grumman	64,474		3,600,873
Raytheon	71,455	(e)	3,681,362
Rockwell Collins	21,117		1,169,037
Spirit AeroSystems Holdings Cl A	38,086	(b)	756,388
United Technologies	69,030		4,791,371

Total			33,619,757

Airlines (0.1%)
Copa Holdings Cl A	12,180	(c)	663,445

Auto Components (0.6%)
Gentex	37,156	(e)	663,235
Goodyear Tire & Rubber	51,678	(b)	728,660
Johnson Controls	56,564	(e)	1,540,802
TRW Automotive Holdings	26,759	(b)	639,005
WABCO Holdings	39,230		1,011,742

Total			4,583,444

Automobiles (0.3%)
Harley-Davidson	80,396	(e)	2,025,979

Beverages (2.7%)
Brown-Forman Cl B	12,201		653,608
Coca-Cola	106,462		6,068,334
Coca-Cola Enterprises	116,965		2,479,658
Hansen Natural	29,418	(b,e)	1,129,651
Pepsi Bottling Group	29,655		1,112,063
PepsiCo	167,764		10,200,050

Total			21,643,364

Biotechnology (1.1%)
Amgen	102,546	(b)	5,801,027
Biogen Idec	13,505	(b)	722,518
Cephalon	24,027	(b,e)	1,499,525
Dendreon	19,464	(b)	511,514

Total			8,534,584

Building Products (0.2%)
Masco	113,151	(e)	1,562,615

Capital Markets (5.1%)
Franklin Resources	39,060	(e)	4,114,971
Goldman Sachs Group	144,613		24,416,459
Morgan Stanley	297,201	(e)	8,797,150
State Street	61,502		2,677,797

Total			40,006,377

Issuer	Shares		Value(a)
Chemicals (1.1%)
Ashland	51,591	(e)	2,044,036
Celanese Series A	29,303		940,626
CF Inds Holdings	5,363		486,853
EI du Pont de Nemours & Co	40,686		1,369,898
Lubrizol	25,580		1,866,061
Mosaic	18,649	(e)	1,113,905
PPG Inds	7,713		451,519
Terra Inds	11,934		384,155

Total			8,657,053

Commercial Banks (3.4%)
Wells Fargo & Co	1,000,294		26,997,935

Commercial Services & Supplies (0.4%)
Avery Dennison	24,982		911,593
Pitney Bowes	15,980	(e)	363,705
RR Donnelley & Sons	98,501		2,193,617

Total			3,468,915

Communications Equipment (2.8%)
Cisco Systems	188,494	(b)	4,512,546
F5 Networks	25,178	(b,e)	1,333,930
Harris	13,500		641,925
JDS Uniphase	100,571	(b)	829,711
Motorola	909,883		7,060,692
QUALCOMM	159,890	(e)	7,396,512

Total			21,775,316

Computers & Peripherals (9.5%)
Apple	151,780	(b)	32,004,332
Dell	528,519	(b)	7,589,533
EMC	219,169	(b)	3,828,882
Hewlett-Packard	112,721		5,806,259
IBM	64,697	(e)	8,468,837
NCR	90,677	(b)	1,009,235
NetApp	94,934	(b,e)	3,264,780
QLogic	32,137	(b)	606,425
SanDisk	85,867	(b,e)	2,489,284
Seagate Technology	247,729	(c,e)	4,506,191
Teradata	38,672	(b)	1,215,461
Western Digital	111,951	(b)	4,942,637

Total			75,731,856

Construction & Engineering (0.7%)
Fluor	43,129		1,942,529
Jacobs Engineering Group	42,971	(b,e)	1,616,139
KBR	21,760		413,440
Shaw Group	36,954	(b)	1,062,428
URS	14,726	(b,e)	655,602

Total			5,690,138

Consumer Finance (0.3%)
American Express	54,482	(e)	2,207,611

Diversified Consumer Services (0.2%)
Career Education	29,839	(b,e)	695,547
H&R Block	34,026		769,668

Total			1,465,215

Issuer	Shares		Value(a)
Electric Utilities (0.4%)
Exelon	58,920		2,879,420

Electrical Equipment (0.3%)
Emerson Electric	29,031	(e)	1,236,720
Hubbell Cl B	7,572	(e)	358,156
Rockwell Automation	13,854	(e)	650,861

Total			2,245,737

Electronic Equipment, Instruments & Components (1.8%)
Agilent Technologies	57,671	(b,e)	1,791,838
Avnet	41,796	(b)	1,260,567
Corning	481,034		9,288,767
Jabil Circuit	74,617		1,296,097
Vishay Intertechnology	83,726	(b)	699,112

Total			14,336,381

Energy Equipment & Services (2.2%)
Atwood Oceanics	20,938	(b)	750,627
Baker Hughes	46,252		1,872,281
Diamond Offshore Drilling	13,906	(e)	1,368,629
Ensco Intl ADR	68,380	(c,e)	2,731,097
FMC Technologies	20,762	(b)	1,200,874
Halliburton	44,854		1,349,657
Helmerich & Payne	32,485	(e)	1,295,502
Noble	16,576	(c)	674,643
Patterson-UTI Energy	110,836	(e)	1,701,333
Pride Intl	53,657	(b,e)	1,712,195
Rowan Companies	62,674	(b)	1,418,939
Smith Intl	34,049		925,111
Unit	10,680	(b,e)	453,900

Total			17,454,788

Food & Staples Retailing (3.0%)
BJ’s Wholesale Club	14,686	(b,e)	480,379
CVS Caremark	64,935		2,091,556
Kroger	192,528	(e)	3,952,600
SYSCO	70,228		1,962,170
Walgreen	173,558		6,373,050
Wal-Mart Stores	122,836		6,565,584
Whole Foods Market	80,530	(b,e)	2,210,549

Total			23,635,888

Food Products (1.0%)
Archer-Daniels-Midland	87,701		2,745,918
Dean Foods	52,867	(b,e)	953,721
Green Mountain Coffee Roasters	18,246	(b,e)	1,486,502
Sara Lee	245,759		2,993,344

Total			8,179,485

Health Care Equipment & Supplies (0.9%)
Becton Dickinson & Co	21,258	(e)	1,676,407
Boston Scientific	149,059	(b)	1,341,531
Intuitive Surgical	4,459	(b)	1,352,504
Inverness Medical Innovations	13,587	(b,e)	563,996
Kinetic Concepts	14,391	(b,e)	541,821
Medtronic	28,079		1,234,914
Stryker	13,981	(e)	704,223

Total			7,415,396

Issuer	Shares		Value(a)
Health Care Providers & Services (5.8%)
Aetna	160,770	(e)	5,096,409
Cardinal Health	101,549		3,273,940
CIGNA	237,936		8,392,003
Coventry Health Care	78,183	(b,e)	1,899,065
Health Management Associates Cl A	182,972	(b)	1,330,206
Health Net	53,361	(b,e)	1,242,778
Humana	42,366	(b)	1,859,444
Lincare Holdings	32,522	(b,e)	1,207,217
Omnicare	26,057	(e)	630,058
Tenet Healthcare	110,064	(b)	593,245
UnitedHealth Group	318,546		9,709,282
WellPoint	185,226	(b)	10,796,823

Total			46,030,470

Health Care Technology (0.2%)
Cerner	10,307	(b,e)	849,709
IMS Health	35,202		741,354

Total			1,591,063

Hotels, Restaurants & Leisure (2.0%)
Brinker Intl	50,664		755,907
Carnival Unit	39,743	(b)	1,259,456
Darden Restaurants	15,763	(e)	552,808
Intl Game Technology	43,169	(e)	810,282
Las Vegas Sands	75,353	(b,e)	1,125,774
Royal Caribbean Cruises	63,081	(b,e)	1,594,688
Starbucks	245,392	(b,e)	5,658,740
Starwood Hotels & Resorts Worldwide	67,325	(e)	2,462,075
Wyndham Worldwide	91,531	(e)	1,846,180

Total			16,065,910

Household Durables (0.9%)
Garmin	78,286	(c,e)	2,403,380
Harman Intl Inds	31,361		1,106,416
Newell Rubbermaid	84,846	(e)	1,273,538
NVR	2,139	(b,e)	1,520,209
Pulte Homes	118,796	(e)	1,187,960

Total			7,491,503

Household Products (1.1%)
Colgate-Palmolive	22,915	(e)	1,882,467
Kimberly-Clark	22,215		1,415,318
Procter & Gamble	84,542		5,125,781

Total			8,423,566

Independent Power Producers & Energy Traders (0.5%)
AES	146,580	(b)	1,950,980
Constellation Energy Group	55,130		1,938,922

Total			3,889,902

Industrial Conglomerates (0.3%)
3M	21,014		1,737,228
McDermott Intl	21,242	(b)	510,020
Tyco Intl	12,557	(c)	448,034

Total			2,695,282

Issuer	Shares		Value(a)
Insurance (0.8%)
AFLAC	56,970		2,634,863
American Intl Group	7,631	(b,e)	228,777
Prudential Financial	70,588		3,512,459

Total			6,376,099

Internet & Catalog Retail (0.4%)
Expedia	54,370	(b,e)	1,397,853
priceline.com	7,065	(b,e)	1,543,702

Total			2,941,555

Internet Software & Services (1.3%)
AOL	3,321	(b)	77,313
eBay	252,144	(b)	5,935,469
Equinix	14,112	(b,e)	1,497,989
IAC/InterActiveCorp	40,791	(b,e)	835,400
Yahoo!	114,668	(b,e)	1,924,129

Total			10,270,300

IT Services (1.6%)
Cognizant Technology Solutions Cl A	82,962	(b)	3,758,179
Convergys	136,763	(b,e)	1,470,202
DST Systems	19,938	(b)	868,300
Fidelity Natl Information Services	85,193		1,996,924
Fiserv	21,495	(b)	1,042,078
Lender Processing Services	26,105		1,061,429
SAIC	55,829	(b)	1,057,401
Total System Services	75,077	(e)	1,296,580

Total			12,551,093

Leisure Equipment & Products (0.1%)
Mattel	34,377		686,852

Machinery (1.6%)
Bucyrus Intl	10,850	(e)	611,615
Caterpillar	56,535	(e)	3,221,930
Crane	18,886	(e)	578,289
Cummins	53,331	(e)	2,445,760
Illinois Tool Works	32,374		1,553,628
Ingersoll-Rand	45,648	(c)	1,631,460
Joy Global	11,043	(e)	569,708
Lincoln Electric Holdings	9,640	(e)	515,354
PACCAR	22,107	(e)	801,821
Parker Hannifin	11,471	(e)	618,057

Total			12,547,622

Media (1.0%)
McGraw-Hill Companies	42,013		1,407,856
News Corp Cl A	185,874	(e)	2,544,614
Omnicom Group	16,912	(e)	662,105
Time Warner	36,541		1,064,805
Viacom Cl B	64,131	(b)	1,906,615

Total			7,585,995

Metals & Mining (3.4%)
Alcoa	393,033	(e)	6,335,692
Allegheny Technologies	18,502	(e)	828,335
Cliffs Natural Resources	21,209	(e)	977,523
Freeport-McMoRan Copper & Gold	169,072	(b)	13,574,790
Nucor	10,515	(e)	490,525
Southern Copper	51,395		1,691,409

Issuer	Shares		Value(a)
United States Steel	25,190	(e)	1,388,473
Walter Energy	20,464		1,541,144

Total			26,827,891

Multiline Retail (1.0%)
Big Lots	26,565	(b)	769,854
Dollar Tree	12,797	(b)	618,095
Family Dollar Stores	47,228	(e)	1,314,355
Kohl’s	44,274	(b)	2,387,697
Nordstrom	81,290	(e)	3,054,878

Total			8,144,879

Office Electronics (0.2%)
Zebra Technologies Cl A	46,319	(b,e)	1,313,607

Oil, Gas & Consumable Fuels (6.3%)
Exxon Mobil	471,256	(d,e)	32,134,947
Frontier Oil	48,386	(e)	582,567
Holly	21,019	(e)	538,717
Murphy Oil	26,913		1,458,685
Occidental Petroleum	140,836		11,457,009
Peabody Energy	37,073		1,676,070
St. Mary Land & Exploration	16,856	(e)	577,149
Sunoco	18,930		494,073
Tesoro	86,890	(e)	1,177,360

Total			50,096,577

Personal Products (0.2%)
Herbalife	16,319	(c)	662,062
NBTY	16,142	(b,e)	702,823

Total			1,364,885

Pharmaceuticals (9.9%)
Abbott Laboratories	204,947		11,065,089
Bristol-Myers Squibb	109,832	(e)	2,773,258
Eli Lilly & Co	95,827	(e)	3,421,982
Forest Laboratories	59,728	(b)	1,917,866
Johnson & Johnson	459,625		29,604,447
Merck & Co	807,693		29,513,103
Mylan	30,736	(b,e)	566,464

Total			78,862,209

Professional Services (0.1%)
Robert Half Intl	17,788	(e)	475,473

Semiconductors & Semiconductor Equipment (6.4%)
Advanced Micro Devices	223,213	(b,e)	2,160,702
Analog Devices	41,921	(e)	1,323,865
Broadcom Cl A	118,964	(b,e)	3,741,418
Cree	27,115	(b)	1,528,473
Cypress Semiconductor	114,465	(b,e)	1,208,750
Intel	315,542		6,437,057
Intl Rectifier	61,508	(b,e)	1,360,557
KLA-Tencor	33,044	(e)	1,194,871
Lam Research	44,539	(b,e)	1,746,374
Marvell Technology Group	204,340	(b,c)	4,240,055
Maxim Integrated Products	62,989	(e)	1,278,677
MEMC Electronic Materials	107,929	(b,e)	1,469,993
Micron Technology	319,779	(b,e)	3,376,866
Novellus Systems	34,058	(b)	794,914

Issuer	Shares		Value(a)
NVIDIA	156,962	(b,e)	2,932,050
ON Semiconductor	77,977	(b,e)	686,977
Rambus	32,496	(b,e)	792,902
Teradyne	59,380	(b,e)	637,147
Texas Instruments	501,314	(e)	13,064,243
Varian Semiconductor Equipment Associates	10,528	(b,e)	377,745

Total			50,353,636

Software (2.9%)
Autodesk	33,365	(b,e)	847,805
Cadence Design Systems	73,598	(b)	440,852
Citrix Systems	13,722	(b,e)	570,972
Microsoft	381,931		11,645,077
Oracle	207,234		5,085,522
Red Hat	46,168	(b,e)	1,426,591
Rovi	48,145	(b,e)	1,534,381
Synopsys	35,074	(b)	781,449
VMware Cl A	14,217	(b)	602,516

Total			22,935,165

Specialty Retail (6.9%)
Abercrombie & Fitch Cl A	69,155	(e)	2,410,052
Advance Auto Parts	19,717	(e)	798,144
Aeropostale	14,995	(b,e)	510,580
American Eagle Outfitters	121,497		2,063,019
AutoNation	35,310	(b,e)	676,187
Barnes & Noble	24,181	(e)	461,132
Bed Bath & Beyond	79,133	(b,e)	3,056,907
Best Buy	102,486	(e)	4,044,097
CarMax	63,467	(b,e)	1,539,075
Chico’s FAS	114,496	(b,e)	1,608,669
Foot Locker	53,533	(e)	596,358
GameStop Cl A	55,208	(b,e)	1,211,264
Gap	135,134		2,831,057
GUESS?	30,101	(e)	1,273,272
Home Depot	495,761		14,342,365
Limited Brands	128,505	(e)	2,472,436
Lowe’s Companies	207,210	(e)	4,846,641
Office Depot	98,929	(b)	638,092
O’Reilly Automotive	15,524	(b,e)	591,775
PetSmart	31,708	(e)	846,287
RadioShack	89,436	(e)	1,744,002
Ross Stores	31,548	(e)	1,347,415
Sherwin-Williams	34,007	(e)	2,096,532
Staples	53,354	(e)	1,311,975
Tiffany & Co	21,035	(e)	904,505
Williams-Sonoma	66,663	(e)	1,385,257

Total			55,607,095

Textiles, Apparel & Luxury Goods (1.2%)
Coach	140,491		5,132,136
Nike Cl B	53,787		3,553,707
Phillips-Van Heusen	14,359		584,124

Total			9,269,967

Tobacco (1.0%)
Altria Group	393,632		7,726,996

Trading Companies & Distributors (0.2%)
WESCO Intl	24,514	(b,e)	662,123
WW Grainger	6,049	(e)	585,725

Total			1,247,848

Issuer	Shares		Value(a)
Wireless Telecommunication Services (0.1%)
NII Holdings	20,572	(b)	690,808

Total Common Stocks (Cost: $678,240,345)			$788,844,947

Money Market Fund (0.3%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	2,532,928	(f)	$2,532,928

Total Money Market Fund (Cost: $2,532,928)			$2,532,928

Investments of Cash Collateral Received for Securities on Loan (26.3%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund(2.6%)
JPMorgan Prime Money Market Fund	20,581,063	$20,581,063

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (8.7%)
Antalis US Funding
01-05-10	0.28%	$4,999,728	$4,999,728
01-20-10	0.23	4,997,988	4,997,988
Arabella Finance LLC
01-19-10	0.65	4,997,111	4,997,111
Belmont Funding LLC
01-04-10	0.48	4,998,867	4,998,867
Cancara Asset Securitisation LLC
02-12-10	0.27	4,996,700	4,996,700
Ebbets Funding LLC
01-05-10	0.48	4,999,067	4,999,067
01-07-10	0.56	999,456	999,456
Elysian Funding LLC
01-04-10	0.50	6,999,318	6,999,318
Grampian Funding LLC
01-14-10	0.25	4,998,958	4,998,958
01-14-10	0.27	1,999,595	1,999,595
Hannover Funding Company LLC
01-06-10	0.65	9,998,736	9,998,736
Rhein-Main Securitisation
01-21-10	0.41	3,799,015	3,799,015
02-16-10	0.35	999,106	999,106
03-08-10	0.36	3,996,360	3,996,360
Versailles Commercial Paper LLC
01-19-10	0.35	4,998,396	4,998,396

Total			68,778,401

Certificates of Deposit (13.8%)
Banco Espirito Santo e Commerciale
01-05-10	0.40	6,000,000	6,000,000
Bank of Tokyo Securities
03-23-10	0.29	5,000,000	5,000,000
Banque Federative du Credit Mutuel
02-18-10	0.33	4,995,787	4,995,787
03-02-10	0.28	1,998,570	1,998,570
Bayrische Hypo-Und Vereinsbank
02-01-10	0.43	4,000,000	4,000,000

	Coupon	Principal
Issuer	rate	amount	Value(a)
Caixa Geral de Deposit
03-04-10	0.30	3,000,000	3,000,000
03-15-10	0.30	2,000,000	2,000,000
Commerzbank
01-04-10	0.18	5,000,000	5,000,000
Den Danske Bank
01-04-10	0.25	10,000,000	10,000,000
Dexia Credit Local
01-29-10	0.39	10,000,000	10,000,000
Erste Bank der Oesterreichischen Sparkassen
01-05-10	0.23	5,000,000	5,000,000
Hong Kong Shanghai Bank
01-04-10	0.29	5,000,000	5,000,000
Macquarie Bank
01-07-10	0.28	4,999,728	4,999,728
NyKredit Bank
01-05-10	0.45	5,000,000	5,000,000
Raiffeisen Zentralbank Oesterreich
01-06-10	0.28	10,000,000	10,000,000
Skandinaviska Enskilda Banken
01-04-10	0.40	5,000,000	5,000,000
01-05-10	0.40	4,000,000	4,000,000
State of Hessen
01-04-10	0.20	10,000,000	10,000,000
Sumitomo Mitsui Banking
02-22-10	0.31	8,000,000	8,000,000

Total			108,994,085

Repurchase Agreements (1.2%)(g)
RBS Securities dated 12-31-09, matures 01-04-10, repurchase price $10,000,403	0.36	10,000,000	10,000,000
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $208,353,549)			$208,353,549

Total Investments in Securities
(Cost: $889,126,822)(h)			$999,731,424

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Futures Contracts Outstanding at Dec. 31, 2009

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

S&P 500 Index	7	$1,943,725	March 2010	$2,513
Notes to Portfolio of Investments

ADR	—	American Depository Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Sept. 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Dec. 31, 2009, the value of foreign securities, excluding short-term securities, represented 2.27% of net assets.

(d)	At Dec. 31, 2009, investments in securities included securities valued at $3,873,192 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(e)	At Dec. 31, 2009, security was partially or fully on loan.

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Dec. 31, 2009.

(g)	The table below represents securities received as collateral subject to repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.
RBS Securities (0.36%)

Security description	Value (a)
280 Funding Corp	$3,499,917
Banc of America Commercial Mortgage Inc	44,846
Banc of America Mortgage Securities Inc	45,299
Bear Stearns Adjustable Rate Mortgage Trust	392,136
Bella Vista Mortgage Trust	7,141
Citigroup Commercial Mortgage Trust	606,421
Commercial Mortgage Pass Through Certificates	19,313
Countrywide Home Loan Mortgage Pass Through Trust	33,610
Credit Suisse First Boston Mortgage Securities Corp	61,418
Credit Suisse Mortgage Capital Certificates	680,851
First Horizon Alternative Mortgage Securities	5,954
Greenwich Capital Commercial Funding Corp	2,115,414
GS Mortgage Securities Corp II	898,315
Hampden CBO Ltd	353,877
Harborview Mortgage Loan Trust	8,151
JP Morgan Chase Commercial Mortgage Securities Corp	35,620
JP Morgan Mortgage Trust	8,836
LB-UBS Commercial Mortgage Trust	19,932
Mellon Residential Funding Corp	14,700
MLCC Mortgage Investors Inc	615
Morgan Stanley Capital I	9,734
MortgageIT Trust	10,423
Sequoia Mortgage Trust	13,516
Structured Adjustable Rate Mortgage Loan Trust	31,749
Structured Asset Securities Corp	507,881
Thornburg Mortgage Securities Trust	3,987
Wachovia Bank Commercial Mortgage Trust	605,419
WaMu Mortgage Pass Through Certificates	464,938

Total market value for collateralized securities	$10,500,013

(h)	At Dec. 31, 2009, the cost of securities for federal income tax purposes was approximately $889,127,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$125,884,000
Unrealized depreciation	(15,280,000)

Net unrealized appreciation	$110,604,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Sept. 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2009:

	Fair value at Dec. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$788,844,947	$—	$—	$788,844,947

Total Equity Securities	788,844,947	—	—	788,844,947

Other
Affiliated Money Market Fund (b)	2,532,928	—	—	2,532,928
Investments of Cash Collateral Received for Securities on Loan (c)	20,581,063	187,772,486	—	208,353,549

Total Other	23,113,991	187,772,486	—	210,886,477

Investments in Securities	811,958,938	187,772,486	—	999,731,424
Other Financial Instruments (d)	2,513	—	—	2,513

Total	$811,961,451	$187,772,486	$—	$999,733,937

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.

(c)	Level 1 investments are comprised of the Unaffiliated Money Market Fund; Level 2 investments are comprised of all other short-term investments.

(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
RiverSource Disciplined Large Cap Value Fund
Dec. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.8%)

Issuer	Shares		Value(a)
Aerospace & Defense (0.5%)
BE Aerospace	17,192	(b,d)	$404,012
Northrop Grumman	13,481		752,914
Spirit AeroSystems Holdings Cl A	9,670	(b,d)	192,046

Total			1,348,972

Auto Components (0.7%)
Autoliv	30,835	(c,d)	1,337,006
BorgWarner	9,701	(d)	322,267
WABCO Holdings	12,601		324,980

Total			1,984,253

Automobiles (0.6%)
Harley-Davidson	63,754	(d)	1,606,601

Beverages (1.8%)
Coca-Cola	64,207		3,659,798
Coca-Cola Enterprises	36,239		768,267
Pepsi Bottling Group	13,493		505,988

Total			4,934,053

Building Products (0.1%)
Masco	30,406	(d)	419,907

Capital Markets (7.0%)
Franklin Resources	4,203		442,786
Goldman Sachs Group	70,410		11,888,024
Morgan Stanley	184,458		5,459,957
State Street	41,620		1,812,135

Total			19,602,902

Chemicals (3.2%)
Air Products & Chemicals	12,538		1,016,330
Ashland	20,633		817,479
Celanese Series A	10,675		342,668
Cytec Inds	8,193	(d)	298,389
Dow Chemical	218,984		6,050,528
Eastman Chemical	6,267		377,524

Total			8,902,918

Commercial Banks (4.2%)
Associated Banc-Corp	41,121	(d)	452,742
BB&T	12,389		314,309
CapitalSource	49,848		197,897
Comerica	16,583	(d)	490,359
Fifth Third Bancorp	132,373		1,290,637
First Horizon Natl	37,273	(b,d)	499,456
KeyCorp	67,021	(d)	371,967

Issuer	Shares		Value(a)
Marshall & Ilsley	54,609	(d)	297,619
PNC Financial Services Group	40,001		2,111,653
Popular	107,048	(c)	241,928
SunTrust Banks	28,423		576,703
Synovus Financial	81,985	(d)	168,069
TCF Financial	28,508	(d)	388,279
Wells Fargo & Co	129,175		3,486,433
Wilmington Trust	22,423	(d)	276,700
Zions Bancorporation	47,793	(d)	613,184

Total			11,777,935

Commercial Services & Supplies (0.1%)
RR Donnelley & Sons	14,465		322,136

Communications Equipment (0.2%)
Motorola	64,445		500,093

Computers & Peripherals (1.3%)
Lexmark Intl Cl A	18,541	(b,d)	481,695
Seagate Technology	80,590	(c)	1,465,932
Western Digital	36,397	(b)	1,606,928

Total			3,554,555

Consumer Finance (1.7%)
American Express	23,999		972,439
AmeriCredit	11,438	(b,d)	217,780
Capital One Financial	41,995		1,610,088
Discover Financial Services	86,029		1,265,487
SLM	49,903	(b)	562,407

Total			4,628,201

Containers & Packaging (0.2%)
Temple-Inland	25,970		548,227

Diversified Consumer Services (0.1%)
Career Education	16,407	(b,d)	382,447

Diversified Financial Services (6.9%)
Bank of America	855,644		12,885,998
Citigroup	1,404,330		4,648,332
CME Group	1,945		653,423
JPMorgan Chase & Co	29,528		1,230,432

Total			19,418,185

Diversified Telecommunication Services (0.3%)
CenturyTel	14,797		535,800
Qwest Communications Intl	84,487		355,690

Total			891,490

Electric Utilities (1.0%)
FPL Group	28,821		1,522,325
Pinnacle West Capital	13,093		478,942
Progress Energy	18,427		755,691

Total			2,756,958

Electrical Equipment (0.1%)
General Cable	14,201	(b,d)	417,793

Issuer	Shares		Value(a)
Electronic Equipment, Instruments & Components (2.3%)
Corning	273,991		5,290,766
Tech Data	7,425	(b)	346,451
Tyco Electronics	13,998	(c)	343,651
Vishay Intertechnology	56,667	(b)	473,169

Total			6,454,037

Energy Equipment & Services (2.6%)
Atwood Oceanics	7,969	(b)	285,689
BJ Services	50,679		942,629
Cameron Intl	20,663	(b)	863,713
Ensco Intl ADR	23,554	(c)	940,747
Halliburton	35,577		1,070,511
Helmerich & Payne	7,820	(d)	311,862
Nabors Inds	45,901	(b,c)	1,004,773
Oil States Intl	7,459	(b)	293,064
Patterson-UTI Energy	37,512		575,809
Pride Intl	21,203	(b,d)	676,588
Unit	9,565	(b,d)	406,513

Total			7,371,898

Food & Staples Retailing (0.1%)
Whole Foods Market	13,574	(b,d)	372,606

Food Products (2.2%)
Archer-Daniels-Midland	82,065		2,569,456
Bunge	22,734	(d)	1,451,111
ConAgra Foods	25,478		587,268
Dean Foods	18,082	(b)	326,199
Hormel Foods	5,367		206,361
Sara Lee	38,588		470,002
Tyson Foods Cl A	46,709		573,119

Total			6,183,516

Gas Utilities (0.1%)
UGI	10,798		261,204

Health Care Providers & Services (3.7%)
Aetna	10,461		331,614
Cardinal Health	11,395		367,375
CIGNA	87,433		3,083,762
Coventry Health Care	37,243	(b,d)	904,632
Health Management Associates Cl A	25,724	(b,d)	187,013
Health Net	31,055	(b,d)	723,271
Humana	9,374	(b)	411,425
McKesson	8,284		517,750
UnitedHealth Group	91,575		2,791,206
WellPoint	16,399	(b)	955,898

Total			10,273,946

Hotels, Restaurants & Leisure (0.9%)
Intl Game Technology	26,766		502,398
Las Vegas Sands	18,376	(b,d)	274,537
Penn Natl Gaming	7,776	(b,d)	211,352
Royal Caribbean Cruises	43,946	(b,d)	1,110,955
Wyndham Worldwide	17,055		343,999

Total			2,443,241

Issuer	Shares		Value(a)
Household Durables (1.2%)
DR Horton	31,409	(d)	341,416
Fortune Brands	6,254		270,173
Harman Intl Inds	10,024		353,647
Lennar Cl A	49,589		633,251
MDC Holdings	7,011		217,621
Mohawk Inds	4,940	(b,d)	235,144
NVR	880	(b)	625,425
Pulte Homes	26,584		265,840
Toll Brothers	1,885	(b,d)	35,457
Whirlpool	4,896	(d)	394,911

Total			3,372,885

Household Products (0.2%)
Clorox	8,104		494,344

Independent Power Producers & Energy Traders (0.4%)
AES	37,598	(b)	500,429
Constellation Energy Group	17,345		610,024

Total			1,110,453

Industrial Conglomerates (2.4%)
General Electric	376,527		5,696,854
Textron	21,178	(d)	398,358
Tyco Intl	20,593	(c)	734,758

Total			6,829,970

Insurance (9.0%)
Allied World Assurance Holdings	17,448	(c,d)	803,829
Allstate	191,098		5,740,583
American Financial Group	11,069		276,172
Arch Capital Group	4,896	(b,c,d)	350,309
Aspen Insurance Holdings	25,205	(c)	641,467
Assurant	34,820		1,026,494
Axis Capital Holdings	23,953	(c)	680,505
Cincinnati Financial	15,948	(d)	418,476
Endurance Specialty Holdings	15,827	(c)	589,239
Everest Re Group	3,021	(c)	258,839
Fidelity Natl Financial Cl A	6,506		87,571
First American	32,661		1,081,406
Hartford Financial Services Group	123,960		2,883,309
HCC Insurance Holdings	7,047	(d)	197,105
Lincoln Natl	71,266		1,773,098
MetLife	40,420		1,428,847
Old Republic Intl	45,368	(d)	455,495
PartnerRe	4,257	(c)	317,828
Principal Financial Group	15,130		363,725
Progressive	21,304	(b)	383,259
Protective Life	14,399	(d)	238,303
Prudential Financial	19,873		988,880
RenaissanceRe Holdings	6,355	(c)	337,768
Torchmark	16,039		704,914
Transatlantic Holdings	4,571		238,195
Travelers Companies	40,949		2,041,717
Unum Group	12,729		248,470
Validus Holdings	10,457	(c)	281,712
WR Berkley	17,627	(d)	434,329

Total			25,271,844

Issuer	Shares		Value(a)
Internet & Catalog Retail (0.4%)
Expedia	25,109	(b)	645,552
Liberty Media — Interactive Cl A	33,603	(b,g)	364,257

Total			1,009,809

Internet Software & Services (1.5%)
eBay	102,531	(b)	2,413,580
Yahoo!	100,445	(b)	1,685,467

Total			4,099,047

IT Services (0.5%)
Affiliated Computer Services Cl A	5,614	(b)	335,100
Broadridge Financial Solutions	14,423		325,383
Lender Processing Services	5,388		219,076
SAIC	25,488	(b)	482,742

Total			1,362,301

Life Sciences Tools & Services (0.3%)
Life Technologies	17,183	(b)	897,468

Machinery (1.8%)
Bucyrus Intl	8,242	(d)	464,602
Crane	7,915		242,357
Cummins	22,824		1,046,709
Eaton	7,176		456,537
Ingersoll-Rand	23,753	(c)	848,932
Joy Global	14,550	(d)	750,635
Oshkosh	16,278		602,774
SPX	5,243		286,792
Terex	21,211	(b,d)	420,190

Total			5,119,528

Marine (0.1%)
Kirby	6,661	(b,d)	232,003

Media (4.1%)
CBS Cl B	250,173		3,514,931
Gannett	33,122		491,862
Liberty Media — Capital Series A	13,652	(b,g)	326,010
Meredith	9,479	(d)	292,427
News Corp Cl A	353,691		4,842,029
Viacom Cl B	59,656	(b)	1,773,573
Virgin Media	22,030		370,765

Total			11,611,597

Metals & Mining (5.2%)
AK Steel Holding	25,497		544,361
Alcoa	178,050		2,870,166
Allegheny Technologies	17,113	(d)	766,149
Carpenter Technology	7,748	(d)	208,809
Commercial Metals	37,315		583,980
Freeport-McMoRan Copper & Gold	62,248	(b)	4,997,891
Nucor	11,847		552,663
Reliance Steel & Aluminum	6,852	(d)	296,143
Royal Gold	4,880		229,848
Southern Copper	29,927	(d)	984,898
United States Steel	47,569	(d)	2,622,003

Total			14,656,911

Issuer	Shares		Value(a)
Multiline Retail (0.9%)
JC Penney	45,417	(d)	1,208,547
Kohl’s	9,009	(b)	485,855
Macy’s	19,978		334,831
Sears Holdings	4,650	(b,d)	388,043

Total			2,417,276

Multi-Utilities (0.7%)
NSTAR	5,559	(d)	204,571
PG&E	27,796		1,241,092
SCANA	15,369	(d)	579,104

Total			2,024,767

Office Electronics (0.1%)
Xerox	27,130		229,520

Oil, Gas & Consumable Fuels (13.5%)
Chesapeake Energy	54,460		1,409,425
Chevron	52,606		4,050,136
Cimarex Energy	8,333		441,399
ConocoPhillips	297,053	(e)	15,170,496
Denbury Resources	34,262	(b,d)	507,078
EXCO Resources	15,521	(d)	329,511
Exxon Mobil	66,073		4,505,518
Marathon Oil	139,501		4,355,221
Newfield Exploration	13,643	(b)	658,002
Pioneer Natural Resources	10,932		526,594
Range Resources	10,385	(d)	517,692
St. Mary Land & Exploration	9,009		308,468
Sunoco	42,461		1,108,232
Tesoro	55,679	(d)	754,450
Valero Energy	195,798		3,279,617

Total			37,921,839

Paper & Forest Products (0.6%)
Intl Paper	43,015		1,151,942
MeadWestvaco	14,523		415,793

Total			1,567,735

Pharmaceuticals (7.8%)
Bristol-Myers Squibb	68,014		1,717,354
King Pharmaceuticals	75,743	(b)	929,367
Merck & Co	136,378		4,983,252
Mylan	17,401	(b,d)	320,700
Pfizer	748,283		13,611,267
Watson Pharmaceuticals	6,398	(b)	253,425

Total			21,815,365

Professional Services (0.1%)
Manpower	5,766		314,708

Real Estate Investment Trusts (REITs) (0.3%)
Annaly Capital Management	15,082		261,673
Chimera Investment	65,468		254,016
Hospitality Properties Trust	13,676		324,257
ProLogis	9,449	(d)	129,357

Total			969,303

Issuer	Shares		Value(a)
Real Estate Management & Development (0.1%)
CB Richard Ellis Group Cl A	27,250	(b,d)	369,783

Road & Rail (0.6%)
CSX	12,002		581,977
Hertz Global Holdings	27,994	(b,d)	333,688
Norfolk Southern	13,591		712,441

Total			1,628,106

Semiconductors & Semiconductor Equipment (1.1%)
Cree	6,267	(b)	353,271
LSI	59,539	(b)	357,829
Marvell Technology Group	47,490	(b,c)	985,418
Micron Technology	120,576	(b)	1,273,282

Total			2,969,800

Software (0.4%)
Nuance Communications	23,671	(b,d)	367,847
Rovi	13,606	(b,d)	433,623
Synopsys	9,481	(b)	211,237

Total			1,012,707

Specialty Retail (3.7%)
Abercrombie & Fitch Cl A	8,377		291,938
AutoNation	30,245	(b,d)	579,192
CarMax	18,074	(b,d)	438,295
Chico’s FAS	60,607	(b)	851,528
Foot Locker	20,815		231,879
Gap	40,974		858,405
Home Depot	121,835		3,524,686
Limited Brands	23,195		446,272
Office Depot	72,763	(b)	469,321
O’Reilly Automotive	11,013	(b)	419,816
RadioShack	26,839		523,361
Signet Jewelers	32,864	(b,c)	878,126
Williams-Sonoma	34,947		726,199

Total			10,239,018

Textiles, Apparel & Luxury Goods (0.1%)
Jones Apparel Group	25,258		405,643

Tobacco (0.1%)
Lorillard	4,576		367,132

Wireless Telecommunication Services (0.7%)
Crown Castle Intl	11,069	(b)	432,134
NII Holdings	9,345	(b)	313,805
Sprint Nextel	296,289	(b)	1,084,418

Total			1,830,357

Total Common Stocks (Cost: $230,573,036)			$279,509,293

Money Market Fund (0.3%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	839,730	(f)	$839,730

Total Money Market Fund (Cost: $839,730)			$839,730

Investments of Cash Collateral Received for Securities on Loan (8.6%)

	Shares	Value(a)
JPMorgan Prime Money Market Fund	24,172,217	$24,172,217

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $24,172,217)		$24,172,217

Total Investments in Securities (Cost: $255,584,983)(h)		$304,521,240

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Futures Contracts Outstanding at Dec. 31, 2009

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

S&P 500 Index	1	$277,675	March 2010	$359
Notes to Portfolio of Investments

ADR	—	American Depository Receipt
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Sept. 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Dec. 31, 2009, the value of foreign securities, excluding short-term securities, represented 4.66% of net assets.

(d)	At Dec. 31, 2009, security was partially or fully on loan.

(e)	At Dec. 31, 2009, investments in securities included securities valued at $740,515 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(f)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Dec. 31, 2009.

(g)	Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company’s liquidation, tracking stock shareholders typically do not have a legal claim on the company’s assets.

(h)	At Dec. 31, 2009, the cost of securities for federal income tax purposes was approximately $255,585,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$52,537,000
Unrealized depreciation	(3,601,000)

Net unrealized appreciation	$48,936,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Sept. 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2009:

	Fair value at Dec. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$279,509,293	$—	$—	$279,509,293

Total Equity Securities	279,509,293	—	—	279,509,293

Other
Affiliated Money Market Fund (b)	839,730	—	—	839,730
Investments of Cash Collateral Received for Securities on Loan	24,172,217	—	—	24,172,217

Total Other	25,011,947	—	—	25,011,947

Investments in Securities	304,521,240	—	—	304,521,240
Other Financial Instruments (c)	359	—	—	359

Total	$304,521,599	$—	$—	$304,521,599

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.

(c)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
RiverSource Diversified Equity Income Fund
Dec. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (95.8%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.1%)
Goodrich	380,600	(e)	$24,453,550
Honeywell Intl	678,299		26,589,321

Total			51,042,871

Air Freight & Logistics (0.7%)
United Parcel Service Cl B	599,721	(e)	34,405,994

Airlines (1.5%)
AMR	1,286,231	(b,e)	9,942,566
Continental Airlines Cl B	767,650	(b,e)	13,756,288
Delta Air Lines	2,154,863	(b,e)	24,522,340
UAL	1,002,514	(b,e)	12,942,456
US Airways Group	1,638,377	(b,e)	7,929,745

Total			69,093,395

Automobiles (0.1%)
Ford Motor	668,839	(b,e)	6,688,390

Capital Markets (1.8%)
Artio Global Investors	247,877	(b,e)	6,318,385
Goldman Sachs Group	266,616	(e)	45,015,446
Morgan Stanley	1,174,579		34,767,538

Total			86,101,369

Chemicals (3.1%)
Air Products & Chemicals	386,117	(e)	31,298,644
Dow Chemical	1,941,757	(e)	53,650,746
EI du Pont de Nemours & Co	1,885,308	(e)	63,478,320

Total			148,427,710

Commercial Banks (0.7%)
US Bancorp	365,947	(e)	8,237,467
Wells Fargo & Co	1,007,617		27,195,583

Total			35,433,050

Commercial Services & Supplies (0.4%)
Waste Management	589,267	(e)	19,923,117

Computers & Peripherals (5.6%)
Hewlett-Packard	3,797,275	(e)	195,597,635
IBM	513,419	(e)	67,206,547

Total			262,804,182

Construction & Engineering (0.4%)
Fluor	269,578		12,141,794
Insituform Technologies Cl A	245,170	(b,e)	5,570,262

Total			17,712,056

Issuer	Shares		Value(a)
Construction Materials (0.5%)
CEMEX ADR	1,955,553	(b,c,e)	23,114,636

Consumer Finance (0.2%)
SLM	641,553	(b,e)	7,230,302

Diversified Financial Services (4.2%)
Bank of America	7,761,144	(e)	116,882,829
JPMorgan Chase & Co	1,947,491		81,151,950

Total			198,034,779

Diversified Telecommunication Services (4.6%)
AT&T	3,584,423	(e)	100,471,376
CenturyTel	141,741		5,132,442
Deutsche Telekom ADR	1,018,446	(c)	14,971,156
Qwest Communications Intl	5,068,938	(e)	21,340,229
Verizon Communications	2,004,305	(e)	66,402,625
Windstream	840,883	(e)	9,241,304

Total			217,559,132

Electric Utilities (0.8%)
American Electric Power	366,366	(e)	12,745,872
FirstEnergy	268,408		12,467,552
FPL Group	207,475	(e)	10,958,830

Total			36,172,254

Electrical Equipment (3.1%)
ABB ADR	2,757,175	(b,c)	52,662,042
Cooper Inds Cl A	1,025,803		43,740,240
Emerson Electric	879,203	(e)	37,454,048
Hubbell Cl B	253,530	(e)	11,991,969

Total			145,848,299

Electronic Equipment, Instruments & Components (0.3%)
Tyco Electronics	638,566	(c,e)	15,676,795

Energy Equipment & Services (3.9%)
Baker Hughes	702,274	(e)	28,428,052
Halliburton	1,319,562		39,705,620
Schlumberger	486,411	(e)	31,660,492
Tenaris ADR	462,941	(c,e)	19,744,434
Transocean	771,627	(b,c)	63,890,715

Total			183,429,313

Food & Staples Retailing (2.5%)
Wal-Mart Stores	2,200,274	(e)	117,604,645

Health Care Equipment & Supplies (0.3%)
Medtronic	274,063		12,053,291

Hotels, Restaurants & Leisure (1.0%)
Carnival Unit	1,308,671	(b)	41,471,784
Royal Caribbean Cruises	317,521	(b,e)	8,026,931

Total			49,498,715

Issuer	Shares		Value(a)
Household Durables (0.4%)
DR Horton	547,464	(e)	5,950,934
KB Home	318,666	(e)	4,359,351
Pulte Homes	881,914	(e)	8,819,140

Total			19,129,425

Household Products (1.2%)
Clorox	937,519		57,188,659

Independent Power Producers & Energy Traders (—%)
CB Calpine Escrow	6,000,000	(b,f)	6

Industrial Conglomerates (2.0%)
3M	401,535	(e)	33,194,898
McDermott Intl	920,918	(b)	22,111,241
Tyco Intl	1,075,637	(c)	38,378,729

Total			93,684,868

Insurance (7.7%)
ACE	1,023,638	(b,c)	51,591,355
Allstate	403,495		12,120,990
Aon	548,456	(e)	21,027,803
Axis Capital Holdings	442,627	(c)	12,575,033
Endurance Specialty Holdings	621,585	(c,e)	23,141,610
Everest Re Group	91,058	(c)	7,801,849
Lincoln Natl	450,839		11,216,874
Loews	259,614		9,436,969
Marsh & McLennan Companies	846,891		18,699,353
Montpelier Re Holdings	604,808	(c,e)	10,475,275
PartnerRe	226,922	(c)	16,941,997
Travelers Companies	935,428		46,640,440
XL Capital Cl A	6,653,085	(c,e)	121,951,049

Total			363,620,597

Internet Software & Services (—%)
AOL	24,862	(b)	578,781

IT Services (1.4%)
Accenture Cl A	1,100,605	(c)	45,675,107
Computer Sciences	384,039	(b)	22,093,764

Total			67,768,871

Life Sciences Tools & Services (1.8%)
Life Technologies	778,398	(b,e)	40,655,728
Thermo Fisher Scientific	902,023	(b,e)	43,017,476

Total			83,673,204

Machinery (5.7%)
Caterpillar	848,653	(e)	48,364,735
Deere & Co	471,536	(e)	25,505,382
Eaton	595,953		37,914,530
Illinois Tool Works	994,712	(e)	47,736,230
Ingersoll-Rand	989,722	(c,e)	35,372,664
Parker Hannifin	759,480	(e)	40,920,782
Stanley Works	655,455	(e)	33,762,487

Total			269,576,810

Issuer	Shares		Value(a)
Media (0.7%)
Comcast Cl A	485,833	(e)	8,191,144
Regal Entertainment Group Cl A	1,077,313		15,556,401
Time Warner	273,482	(e)	7,969,265

Total			31,716,810

Metals & Mining (2.1%)
Alcoa	1,690,762	(e)	27,255,083
Freeport-McMoRan Copper & Gold	103,399	(b,e)	8,301,906
Nucor	494,561	(e)	23,071,271
Rio Tinto ADR	49,758	(c)	10,717,376
United States Steel	293,376	(e)	16,170,885
Vale ADR	299,942	(c,e)	8,707,316
Xstrata	388,467	(b,c)	6,930,797

Total			101,154,634

Multiline Retail (1.5%)
Macy’s	1,289,417	(e)	21,610,629
Target	1,024,864	(e)	49,572,672

Total			71,183,301

Multi-Utilities (1.5%)
Dominion Resources	1,478,639	(e)	57,548,630
Sempra Energy	223,643	(e)	12,519,535

Total			70,068,165

Oil, Gas & Consumable Fuels (10.9%)
Anadarko Petroleum	457,943	(e)	28,584,802
Apache	333,543	(e)	34,411,631
BP ADR	1,444,763	(c,e)	83,752,912
Cenovus Energy	373,470	(c)	9,411,444
Chevron	1,223,515		94,198,421
ConocoPhillips	1,221,218		62,367,603
Devon Energy	237,829		17,480,432
EnCana	379,313	(c)	12,285,948
Exxon Mobil	906,042	(e)	61,783,004
Marathon Oil	1,290,857	(e)	40,300,556
Petroleo Brasileiro ADR	711,174	(c,e)	33,908,776
Pioneer Natural Resources	344,608	(e)	16,599,767
Spectra Energy	512,579		10,512,995
Total ADR	249,085	(c)	15,951,403

Total			521,549,694

Paper & Forest Products (0.7%)
Weyerhaeuser	735,103	(e)	31,712,343

Pharmaceuticals (7.3%)
Bristol-Myers Squibb	4,470,604	(e)	112,882,751
Johnson & Johnson	624,536		40,226,364
Merck & Co	3,246,238		118,617,537
Pfizer	2,432,286		44,243,282
Teva Pharmaceutical Inds ADR	503,077	(c,e)	28,262,866

Total			344,232,800

Real Estate Investment Trusts (REITs) (0.8%)
AvalonBay Communities	60,505	(e)	4,968,066
Equity Residential	143,101	(e)	4,833,952
Pebblebrook Hotel Trust	526,090	(b)	11,579,240
ProLogis	340,148	(e)	4,656,626

Issuer	Shares		Value(a)
Rayonier	115,742	(e)	4,879,683
Ventas	105,749	(e)	4,625,461

Total			35,543,028

Road & Rail (1.0%)
Burlington Northern Santa Fe	264,438		26,078,875
Union Pacific	360,821	(e)	23,056,462

Total			49,135,337

Semiconductors & Semiconductor Equipment (4.2%)
Intel	5,723,614		116,761,726
Microchip Technology	660,521	(e)	19,194,740
Taiwan Semiconductor Mfg ADR	3,336,328	(c,e)	38,167,592
Xilinx	903,338	(e)	22,637,650

Total			196,761,708

Software (1.8%)
Microsoft	2,120,758		64,661,911
Oracle	818,322		20,081,622

Total			84,743,533

Specialty Retail (1.8%)
Home Depot	2,122,425	(e)	61,401,755
Staples	978,058	(e)	24,050,446

Total			85,452,201

Tobacco (4.5%)
Lorillard	2,277,312		182,708,741
Philip Morris Intl	647,445		31,200,375

Total			213,909,116

Total Common Stocks
(Cost: $4,092,603,138)			$4,530,238,186

Preferred Stocks (0.7%)

Issuer	Shares		Value(a)
Banking
Bank of America
Cv	2,160,469	(b)	$32,234,197

Total Preferred Stocks
(Cost: $32,407,035)			$32,234,197

Equity-Linked Notes (1.2%)(g)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Morgan Stanley
Absolute Trigger Mandatory Exchangeable Nts
04-22-10	—%	3,073,959,000	(d,f)	$57,421,554

Total Equity-Linked Notes
(Cost: $55,423,481)				$57,421,554

Bonds (0.9%)

	Coupon	Principal
Issuer	rate	amount	Value(a)
Automotive (0.3%)
Ford Motor
Cv
11-15-16	4.25%	$12,611,000	$15,861,485

	Coupon	Principal
Issuer	rate	amount	Value(a)
Wirelines (0.6%)
Qwest Communications Intl
Cv
11-15-25	3.50	24,573,000	25,531,593

Total Bonds
(Cost: $37,184,000)			$41,393,078

Money Market Fund (2.5%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	116,165,082	(h)	$116,165,082

Total Money Market Fund
(Cost: $116,165,082)			$116,165,082

Investments of Cash Collateral Received for Securities on Loan (26.0%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund (2.1%)
JPMorgan Prime Money Market Fund	100,918,413	$100,918,413

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (3.7%)
Antalis US Funding
01-05-10	0.28%	$24,998,638	$24,998,638
01-15-10	0.23	3,999,387	3,999,387
01-20-10	0.23	14,993,963	14,993,963
Cancara Asset Securitisation LLC
01-20-10	0.28	3,997,169	3,997,169
02-12-10	0.27	24,983,500	24,983,500
Ebbets Funding LLC
01-05-10	0.48	14,997,200	14,997,200
01-07-10	0.56	9,994,556	9,994,556
Elysian Funding LLC
01-04-10	0.50	9,999,028	9,999,028
Giro Balanced Funding
01-04-10	0.45	9,999,125	9,999,125
Hannover Funding Company LLC
01-05-10	0.70	24,996,597	24,996,597
01-06-10	0.65	14,998,104	14,998,104
Rhein-Main Securitisation
02-16-10	0.35	14,986,583	14,986,583

Total			172,943,850

Certificates of Deposit (18.0% )
Banco Bilbao Viz Argentaria, London
03-01-10	0.26	10,005,075	10,005,075
Banco Espirito Santo e Commerciale
01-05-10	0.38	35,000,000	35,000,000
Banco Popular Caisse d’Epargne
02-16-10	0.28	10,000,000	10,000,000
Banco Popular Espanol
01-06-10	0.32	9,995,802	9,995,802
01-11-10	0.31	9,997,245	9,997,245
01-19-10	0.40	10,000,000	10,000,000
01-25-10	0.41	9,996,357	9,996,357
Banco Santander Central Hispano
02-10-10	0.29	20,000,000	20,000,000

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Bank of Austria
01-15-10	0.30	9,997,501	9,997,501
Bank of Tokyo Securities
03-19-10	0.29	10,000,000	10,000,000
03-23-10	0.29	15,000,000	15,000,000
Banque Federative du Credit Mutuel
03-02-10	0.28	14,989,274	14,989,274
Barclays Bank
02-16-10	0.36	10,000,000	10,000,000
Bayrische Hypo-Und Vereinsbank
01-04-10	0.50	9,000,000	9,000,000
02-01-10	0.43	13,000,000	13,000,000
Caisse Des Depots
01-28-10	0.27	4,996,552	4,996,552
03-01-10	0.28	24,982,512	24,982,512
03-22-10	0.25	4,996,946	4,996,946
Caixa Geral de Deposit
01-08-10	0.35	5,000,000	5,000,000
03-04-10	0.30	10,000,000	10,000,000
03-15-10	0.30	10,000,000	10,000,000
03-15-10	0.30	19,985,097	19,985,097
Clydesdale Bank
01-07-10	0.30	10,000,000	10,000,000
02-08-10	0.30	20,000,000	20,000,000
Commerzbank
01-04-10	0.23	19,996,040	19,996,040
Credit Industrial et Commercial
01-13-10	0.39	10,000,000	10,000,000
02-03-10	0.33	15,000,000	15,000,000
03-04-10	0.38	5,000,000	5,000,000
03-10-10	0.35	10,000,000	10,000,000
Den Danske Bank
01-04-10	0.25	25,000,000	25,000,000
Dexia Bank
01-11-10	0.40	28,989,371	28,989,371
01-29-10	0.40	9,996,557	9,996,557
Dexia Credit Local
01-15-10	0.39	10,000,000	10,000,000
DZ Bank
01-05-10	0.29	9,995,173	9,995,173
Erste Bank der Oesterreichischen Sparkassen
01-05-10	0.23	10,000,000	10,000,000
Hong Kong Shanghai Bank
01-04-10	0.29	28,000,000	28,000,000
Jyske Bank
03-03-10	0.41	19,979,748	19,979,748
KBC Bank
01-14-10	0.31	4,998,666	4,998,666
01-29-10	0.32	26,000,000	26,000,000
Mizuho Corporate Bank
01-19-10	0.27	9,997,451	9,997,451
01-25-10	0.32	25,000,000	25,000,000
Natixis
01-08-10	0.30	9,997,417	9,997,417
Nederlandse Waterschapsbank
03-01-10	0.30	24,981,264	24,981,264
Norinchukin Bank
01-19-10	0.32	9,000,000	9,000,000
02-17-10	0.31	23,000,000	23,000,000

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
NyKredit Bank
01-05-10	0.45	15,000,000	15,000,000
03-22-10	0.44	20,000,000	20,000,000
03-29-10	0.43	15,000,000	15,000,000
Pohjola Bank
01-25-10	0.46	10,000,000	10,000,000
03-15-10	0.38	19,981,268	19,981,268
03-15-10	0.39	9,990,151	9,990,151
Raiffeisen Zentralbank Oesterreich
01-05-10	0.45	20,000,000	20,000,000
01-06-10	0.28	20,000,000	20,000,000
Royal Bank of Scotland
01-22-10	0.30	9,992,090	9,992,090
Skandinaviska Enskilda Banken
01-04-10	0.40	10,000,000	10,000,000
01-05-10	0.40	35,000,000	35,000,000
Sumitomo Mitsui Banking
01-19-10	0.34	5,000,000	5,000,000
02-12-10	0.31	10,000,000	10,000,000
Unicredito Italiano
03-08-10	0.34	9,991,413	9,991,413

Total			851,828,970

Commercial Paper (0.8%)
BTM Capital
01-05-10	0.40	9,991,111	9,991,111
01-27-10	0.35	6,995,713	6,995,713
KBC Financial Products
01-11-10	0.43	19,991,639	19,991,639

Total			36,978,463

Repurchase Agreements (1.4%)(i)
Barclays Capital
dated 12-31-09, matures 01-04-10, repurchase price
$20,000,417	0.19	20,000,000	20,000,000
$20,000,472	0.21	20,000,000	20,000,000
RBS Securities dated 12-31-09, matures 01-04-10, repurchase price $25,001,007	0.36	25,000,000	25,000,000

Total			65,000,000

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $1,227,669,696)			$1,227,669,696

Total Investments in Securities
(Cost: $5,561,452,432)(j)			$6,005,121,793

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments

ADR	— American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Sept. 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Dec. 31, 2009, the value of foreign securities, excluding short-term securities, represented 16.96% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2009, the value of these securities amounted to $57,421,554 or 1.21% of net assets.

(e)	At Dec. 31, 2009, security was partially or fully on loan.

(f)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Dec. 31, 2009 was $57,421,560, representing 1.21% of net assets. Information concerning such security holdings at Dec. 31, 2009 is as follows:

	Acquisition
Security	dates	Cost
CB Calpine Escrow	12-20-01 thru 12-21-01	$—
Morgan Stanley Absolute
Trigger Mandatory Exchangeable Nts	10-22-09	$55,423,481
(g)	Equity-Linked Notes (ELNs) are notes created by a counterparty, typically an investment bank, that may bear interest at a fixed or floating rate. At maturity, the notes must be exchanged for an amount based on the value of one or more equity securities of third party issuers or the value of an index. The exchanged value may be limited to an amount less than the actual value of the underlying stocks or value of an index at the maturity date. Any difference between the exchange amount and the original cost of the notes will be a gain or loss.

(h)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Dec. 31, 2009.

(i)	The table below represents securities received as collateral subject to repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.
Barclays Capital (0.19%)

Security description	Value (a)
BCAP LLC Trust	1,562,278
BCRR Trust	786,894
Bear Stearns Adjustable Rate Mortgage Trust	622,688
Bear Stearns Commercial Mortgage Securities	317,206
BNC Mortgage Loan Trust	743,132
CDC Commercial Mortgage Trust	1,049,019
Credit Suisse First Boston Mortgage Securities Corp	2,305,885
Credit Suisse Mortgage Capital Certificates	980,610
Crown Castle Towers LLC	980,273
First Franklin Mortgage Loan Asset Backed Certificates	408,402
Granite Master Issuer PLC	2,341,002
Homestar Mortgage Acceptance Corp	320,136
LB-UBS Commercial Mortgage Trust	1,573,796
Merrill Lynch Mortgage Trust	347,316
Merrill Lynch/Countrywide Commercial Mortgage Trust	223,073
Morgan Stanley ABS Capital I	467,633
Morgan Stanley Capital I	858,796
Nomura Asset Securities Corp	688,720
Paragon Mortgages PLC	924,109
Residential Asset Mortgage Products Inc	465,999
Residential Asset Securitization Trust	371,226
Residential Mortgage Securities	420,267
Wachovia Bank Commercial Mortgage Trust	569,995
WaMu Mortgage Pass Through Certificates	1,671,545

Total market value for collateralized securities	21,000,000

Barclays Capital (0.21%)

Security description	Value (a)
BCRR Trust	3,337,865
Bear Stearns Adjustable Rate Mortgage Trust	1,081,502
Citigroup Commercial Mortgage Trust	1,587,272
Granite Master Issuer PLC	3,773,876
Greenwich Capital Commercial Funding Corp	1,369,437
JP Morgan Chase Commercial Mortgage Securities Corp	4,964,700
Morgan Stanley Capital I	1,855,876
Morgan Stanley Dean Witter Capital I	1,567,704
WaMu Mortgage Pass Through Certificates	1,461,768

Total market value for collateralized securities	21,000,000

RBS Securities (0.36%)

Security description	Value (a)
280 Funding Corp	8,749,793
Banc of America Commercial Mortgage Inc	112,114
Banc of America Mortgage Securities Inc	113,247
Bear Stearns Adjustable Rate Mortgage Trust	980,339
Bella Vista Mortgage Trust	17,852
Citigroup Commercial Mortgage Trust	1,516,052
Commercial Mortgage Pass Through Certificates	48,283
Countrywide Home Loan Mortgage Pass Through Trust	84,025
Credit Suisse First Boston Mortgage Securities Corp	153,546
Credit Suisse Mortgage Capital Certificates	1,702,127
First Horizon Alternative Mortgage Securities	14,886
Greenwich Capital Commercial Funding Corp	5,288,535
GS Mortgage Securities Corp II	2,245,788
Hampden CBO Ltd	884,692
Harborview Mortgage Loan Trust	20,378
JP Morgan Chase Commercial Mortgage Securities Corp	89,050
JP Morgan Mortgage Trust	22,090
LB-UBS Commercial Mortgage Trust	49,831
Mellon Residential Funding Corp	36,751
MLCC Mortgage Investors Inc	1,538
Morgan Stanley Capital I	24,334
MortgageIT Trust	26,057
Sequoia Mortgage Trust	33,791
Structured Adjustable Rate Mortgage Loan Trust	79,374
Structured Asset Securities Corp	1,269,702
Thornburg Mortgage Securities Trust	9,967
Wachovia Bank Commercial Mortgage Trust	1,513,546
WaMu Mortgage Pass Through Certificates	1,162,344

Total market value for collateralized securities	26,250,032

(j)	At Dec. 31, 2009, the cost of securities for federal income tax purposes was approximately $5,561,452,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$672,153,000
Unrealized depreciation	(228,483,000)

Net unrealized appreciation	$443,670,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Sept. 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2009:

	Fair value at Dec. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)
Independent Power Producers & Energy Traders	$—	$—	$6	$6
Metals & Mining	94,223,837	6,930,797	—	101,154,634
All Other Industries (b)	4,429,083,546	—	—	4,429,083,546
Preferred Stocks (b)	32,234,197	—	—	32,234,197

Total Equity Securities	4,555,541,580	6,930,797	6	4,562,472,383

Bonds
Corporate Debt Securities	—	41,393,078	—	41,393,078

Total Bonds	—	41,393,078	—	41,393,078

Other
Equity-Linked Notes	—	57,421,554	—	57,421,554
Affiliated Money Market Fund (c)	116,165,082	—	—	116,165,082
Investments of Cash Collateral Received for Securities on Loan (d)	100,918,413	1,126,751,283	—	1,227,669,696

Total Other	217,083,495	1,184,172,837	—	1,401,256,332

Total	$4,772,625,075	$1,232,496,712	$6 $	6,005,121,793

(a)	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.

(b)	All industry classifications are identified in the Portfolio of Investments.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.

(d)	Level 1 investments are comprised of the Unaffiliated Money Market Fund; Level 2 investments are comprised of all other short-term investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Common Stocks

Balance as of Sept. 30, 2009	$6
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of Dec. 31, 2009	$6

*	Change in unrealized appreciation (depreciation) relating to securities held at Dec. 31, 2009 was $—.

Portfolio of Investments
RiverSource Mid Cap Value Fund
Dec. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.0%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.1%)
Goodrich	362,561	(d)	$23,294,544

Airlines (1.7%)
AMR	640,857	(b)	4,953,825
Continental Airlines Cl B	483,108	(b,d)	8,657,295
Delta Air Lines	1,183,045	(b,d)	13,463,052
UAL	346,016	(b,d)	4,467,067
US Airways Group	850,438	(b,d)	4,116,120

Total			35,657,359

Auto Components (0.9%)
Goodyear Tire & Rubber	1,355,150	(b)	19,107,615

Automobiles (0.1%)
Ford Motor	312,615	(b,d)	3,126,150

Capital Markets (1.3%)
Artio Global Investors	214,745	(b)	5,473,850
Invesco	940,447		22,091,100

Total			27,564,950

Chemicals (4.3%)
Agrium	111,030	(c)	6,828,345
Eastman Chemical	567,450	(d)	34,183,188
Lubrizol	377,027		27,504,120
PPG Inds	397,180	(d)	23,250,917

Total			91,766,570

Commercial Banks (1.1%)
Cullen/Frost Bankers	202,074	(d)	10,103,700
M&T Bank	187,892	(d)	12,568,096

Total			22,671,796

Commercial Services & Supplies (1.0%)
Ritchie Bros Auctioneers	978,281	(c,d)	21,942,843

Communications Equipment (0.6%)
Brocade Communications Systems	1,573,687	(b,d)	12,007,232

Construction & Engineering (2.3%)
Chicago Bridge & Iron	602,676	(b,c,d)	12,186,109
Fluor	205,857		9,271,799
Foster Wheeler	327,227	(b)	9,633,563
Insituform Technologies Cl A	119,272	(b,d)	2,709,860
Jacobs Engineering Group	221,146	(b)	8,317,301
KBR	335,123		6,367,337

Total			48,485,969

Issuer	Shares		Value(a)
Construction Materials (0.6%)
CEMEX ADR	1,026,722	(b,c)	12,135,854

Consumer Finance (0.2%)
SLM	288,746	(b)	3,254,167

Distributors (0.4%)
Genuine Parts	243,982		9,261,557

Diversified Financial Services (0.3%)
PICO Holdings	224,780	(b)	7,357,049

Diversified Telecommunication Services (3.1%)
CenturyTel	776,095		28,102,400
Qwest Communications Intl	5,487,045		23,100,459
Windstream	1,394,217	(d)	15,322,445

Total			66,525,304

Electric Utilities (2.5%)
Allegheny Energy	850,247	(d)	19,963,800
Pepco Holdings	1,451,061	(d)	24,450,377
Pinnacle West Capital	232,977	(d)	8,522,299

Total			52,936,476

Electrical Equipment (3.8%)
AO Smith	335,863	(d)	14,573,096
Cooper Inds Cl A	1,225,720		52,264,701
Rockwell Automation	281,692	(d)	13,233,890

Total			80,071,687

Electronic Equipment, Instruments & Components (2.1%)
Agilent Technologies	702,709	(b,d)	21,833,169
Celestica	2,403,952	(b,c)	22,693,307

Total			44,526,476

Energy Equipment & Services (2.8%)
Cameron Intl	561,406	(b)	23,466,771
Noble	319,952	(c)	13,022,046
Smith Intl	398,116	(d)	10,816,812
Transocean	155,547	(b,c)	12,879,292

Total			60,184,921

Gas Utilities (1.4%)
EQT	274,053	(d)	12,036,408
Questar	438,768		18,239,586

Total			30,275,994

Health Care Equipment & Supplies (1.0%)
Hospira	411,995	(b)	21,011,745

Health Care Providers & Services (1.1%)
McKesson	244,112		15,257,000
Universal Health Services Cl B	276,893		8,445,237

Total			23,702,237

Hotels, Restaurants & Leisure (1.4%)
Penn Natl Gaming	270,646	(b,d)	7,356,158
Royal Caribbean Cruises	268,607	(b,d)	6,790,385
Starwood Hotels & Resorts Worldwide	414,469	(d)	15,157,132

Total			29,303,675

Issuer	Shares		Value(a)
Household Durables (1.5%)
DR Horton	643,088	(d)	6,990,367
KB Home	248,832	(d)	3,404,022
Mohawk Inds	263,591	(b,d)	12,546,931
Pulte Homes	788,135	(d)	7,881,350

Total			30,822,670

Industrial Conglomerates (0.6%)
McDermott Intl	536,244	(b)	12,875,218

Insurance (11.5%)
Aon	360,506		13,821,800
Arch Capital Group	103,205	(b,c,d)	7,384,318
Assurant	601,421		17,729,891
Axis Capital Holdings	681,762	(c)	19,368,858
Everest Re Group	439,430	(c)	37,650,362
Lincoln Natl	755,980		18,808,782
PartnerRe	500,563	(c)	37,372,034
Transatlantic Holdings	225,966		11,775,088
Willis Group Holdings	505,066	(c,d)	13,323,641
XL Capital Cl A	3,702,525	(c,d)	67,867,283

Total			245,102,057

IT Services (0.3%)
Computer Sciences	120,294	(b)	6,920,514

Leisure Equipment & Products (0.6%)
Hasbro	413,785	(d)	13,265,947

Life Sciences Tools & Services (1.6%)
Covance	304,452	(b,d)	16,613,946
Life Technologies	329,346	(b,d)	17,201,741

Total			33,815,687

Machinery (5.4%)
AGCO	326,859	(b,d)	10,570,620
Eaton	539,981		34,353,591
Ingersoll-Rand	783,578	(c)	28,005,078
Manitowoc	1,080,180	(d)	10,769,395
Parker Hannifin	294,080		15,845,030
Stanley Works	286,222	(d)	14,743,295

Total			114,287,009

Media (1.7%)
Natl CineMedia	1,033,180		17,119,793
Regal Entertainment Group Cl A	1,250,780		18,061,263

Total			35,181,056

Metals & Mining (3.3%)
Freeport-McMoRan Copper & Gold	330,858	(b,d)	26,564,590
Nucor	442,874	(d)	20,660,072
Steel Dynamics	581,334		10,301,238
United States Steel	232,153	(d)	12,796,273

Total			70,322,173

Multiline Retail (1.6%)
Family Dollar Stores	342,834	(d)	9,541,070
JC Penney	111,103	(d)	2,956,451
Macy’s	1,223,941	(d)	20,513,251

Total			33,010,772

Issuer	Shares		Value(a)
Multi-Utilities (3.4%)
DTE Energy	410,094	(d)	17,875,997
Sempra Energy	505,303	(d)	28,286,862
Wisconsin Energy	514,426		25,633,848

Total			71,796,707

Oil, Gas & Consumable Fuels (7.8%)
Alpha Natural Resources	280,933	(b,d)	12,186,874
El Paso	1,305,484	(d)	12,832,908
Enbridge	819,572	(c)	37,880,618
Newfield Exploration	511,510	(b,d)	24,670,127
Pioneer Natural Resources	430,738		20,748,649
Southwestern Energy	464,331	(b)	22,380,754
Sunoco	307,164	(d)	8,016,980
Ultra Petroleum	407,672	(b)	20,326,526
Valero Energy	454,148	(d)	7,606,979

Total			166,650,415

Pharmaceuticals (4.2%)
Forest Laboratories	617,224	(b)	19,819,063
King Pharmaceuticals	1,250,830	(b,d)	15,347,684
Mylan	2,956,593	(b,d)	54,490,009

Total			89,656,756

Real Estate Investment Trusts (REITs) (4.2%)
AvalonBay Communities	187,257	(d)	15,375,672
Boston Properties	114,859	(d)	7,703,593
Equity Residential	542,887	(d)	18,338,723
Pebblebrook Hotel Trust	232,319	(b)	5,113,341
ProLogis	708,826	(d)	9,703,828
Rayonier	454,788	(d)	19,173,862
Ventas	304,736	(d)	13,329,153

Total			88,738,172

Real Estate Management & Development (0.5%)
St. Joe	373,669	(b,d)	10,795,297

Road & Rail (2.2%)
CSX	481,092		23,328,151
Kansas City Southern	730,593	(b,d)	24,321,441

Total			47,649,592

Semiconductors & Semiconductor Equipment (3.5%)
LSI	4,110,517	(b,d)	24,704,207
Maxim Integrated Products	1,116,424		22,663,407
MEMC Electronic Materials	169,459	(b)	2,308,032
Microchip Technology	860,042	(d)	24,992,820

Total			74,668,466

Software (3.1%)
Adobe Systems	482,033	(b,d)	17,729,174
Autodesk	728,694	(b,d)	18,516,115
BMC Software	585,886	(b)	23,494,028
Check Point Software Technologies	160,657	(b,c)	5,443,059

Total			65,182,376

Specialty Retail (0.8%)
Abercrombie & Fitch Cl A	257,357	(d)	8,968,891
Bed Bath & Beyond	207,025	(b,d)	7,997,376

Total			16,966,267

Issuer	Shares		Value(a)
Textiles, Apparel & Luxury Goods (1.0%)
VF	278,569	(d)	20,402,394

Tobacco (3.4%)
Lorillard	894,433		71,760,360

Trading Companies & Distributors (0.7%)
WW Grainger	153,574	(d)	14,870,570

Total Common Stocks
(Cost: $2,023,033,812)			$2,080,912,645

Bonds (0.6%)

	Coupon	Principal
Issuer	rate	amount	Value(a)
Automotive (0.3%)
Ford Motor
Sr Unsecured Cv
11-15-16	4.25%	$5,595,000	$7,037,111

Wirelines (0.3%)
Qwest Communications Intl
Sr Unsecured Cv
11-15-25	3.50	5,518,000	5,733,257

Total Bonds
(Cost: $11,113,000)			$12,770,368

Money Market Fund (2.8%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	59,177,858	(e)	$59,177,858

Total Money Market Fund
(Cost: $59,177,858)			$59,177,858

Investments of Cash Collateral Received for Securities on Loan (25.6%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund (2.5%)
JPMorgan Prime Money Market Fund	52,250,410	$52,250,410

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (5.8%)
Antalis US Funding
01-05-10	0.28%	$9,999,456	$9,999,456
01-20-10	0.23	14,993,963	14,993,963
Arabella Finance LLC
01-19-10	0.65	9,994,222	9,994,222
Belmont Funding LLC
01-04-10	0.48	9,997,733	9,997,733
Cancara Asset Securitisation LLC
02-12-10	0.27	14,990,100	14,990,100
Ebbets Funding LLC
01-05-10	0.48	9,998,133	9,998,133
01-07-10	0.56	2,998,367	2,998,367
Elysian Funding LLC
01-04-10	0.50	4,999,514	4,999,514
Grampian Funding LLC
01-14-10	0.25	14,996,874	14,996,874
01-14-10	0.27	9,997,975	9,997,975

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Rhein-Main Securitisation
02-16-10	0.35	999,106	999,106
03-15-10	0.30	9,992,583	9,992,583
Versailles Commercial Paper LLC
01-19-10	0.35	9,996,792	9,996,792

Total			123,954,818

Certificates of Deposit (15.0%)
Banco Espirito Santo e Commerciale
01-05-10	0.38	15,000,000	15,000,000
Banco Popular Espanol
01-06-10	0.33	9,995,327	9,995,327
01-25-10	0.41	9,996,357	9,996,357
Banco Santander Central Hispano
02-10-10	0.29	13,000,000	13,000,000
Bank of Tokyo Securities
03-19-10	0.29	5,000,000	5,000,000
03-23-10	0.29	10,000,000	10,000,000
Banque Federative du Credit Mutuel
02-18-10	0.33	4,995,787	4,995,787
Bayrische Hypo-Und Vereinsbank
02-01-10	0.43	9,000,000	9,000,000
Caisse Des Depots
01-28-10	0.27	4,996,552	4,996,552
03-01-10	0.28	9,993,005	9,993,005
Caixa Geral de Deposit
01-08-10	0.35	5,000,000	5,000,000
03-04-10	0.30	10,000,000	10,000,000
Commerzbank
01-04-10	0.23	9,998,020	9,998,020
Credit Industrial et Commercial
01-13-10	0.39	10,000,000	10,000,000
03-04-10	0.38	5,000,000	5,000,000
Den Danske Bank
01-04-10	0.25	20,000,000	20,000,000
Dexia Bank
01-11-10	0.40	14,994,502	14,994,502
01-29-10	0.40	4,998,278	4,998,278
Dexia Credit Local
01-29-10	0.39	4,000,000	4,000,000
DZ Bank
01-05-10	0.29	9,995,173	9,995,173
Hong Kong Shanghai Bank
01-04-10	0.29	12,000,000	12,000,000
KBC Bank
01-19-10	0.33	7,000,000	7,000,000
Macquarie Bank
01-07-10	0.28	9,999,455	9,999,455
Mizuho Corporate Bank
01-25-10	0.32	10,000,000	10,000,000
Natixis
01-19-10	0.30	4,997,502	4,997,502
Nederlandse Waterschapsbank
03-01-10	0.30	9,992,506	9,992,506
Norinchukin Bank
02-17-10	0.31	10,000,000	10,000,000
NyKredit Bank
01-05-10	0.45	5,000,000	5,000,000
03-22-10	0.44	10,000,000	10,000,000
Pohjola Bank
01-25-10	0.46	5,000,000	5,000,000

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Raiffeisen Zentralbank Oesterreich
01-06-10	0.28	10,000,000	10,000,000
Skandinaviska Enskilda Banken
01-05-10	0.40	15,000,000	15,000,000
Sumitomo Mitsui Banking
02-19-10	0.31	20,000,000	20,000,000
02-22-10	0.31	2,500,000	2,500,000

Total			317,452,464

Commercial Paper (0.7%)
BTM Capital
01-22-10	0.40	4,994,833	4,994,833
KBC Financial Products
01-11-10	0.43	9,995,820	9,995,820

Total			14,990,653

Repurchase Agreements (1.6%)(f)
Natixis Financial Products dated 12-31-09, matures 01-04-10, repurchase price $22,001,375	0.56	22,000,000	22,000,000
RBS Securities dated 12-31-09, matures 01-04-10, repurchase price $12,000,483	0.36	12,000,000	12,000,000

Total			34,000,000

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $542,648,345)			$542,648,345

Total Investments in Securities
(Cost: $2,635,973,015)(g)			$2,695,509,216

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

ADR	—	American Depository Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Sept. 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Dec. 31, 2009, the value of foreign securities, excluding short-term securities, represented 16.76% of net assets.

(d)	At Dec. 31, 2009, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Dec. 31, 2009.

(f)	The table below represents securities received as collateral subject to repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.
Natixis Financial Products (0.56%)

Security description	Value (a)
A4 Funding LP	$2,627,387
Fannie Mae Interest Strip	157,121
Fannie Mae Pool	573,238
Fannie Mae REMICS	1,311,763
Federal Home Loan Banks	169,754
Federal Home Loan Mtge Corp	74,439
Federal Natl Mtge Assn	61,679
FHLMC-GNMA	11,233
Freddie Mac Gold Pool	47,448
Freddie Mac Non Gold Pool	156,200
Freddie Mac REMICS	1,879,298
Freddie Mac Strips	144,005
Ginnie Mae II Pool	164,863
Govt Natl Mtge Assn	353,554
SLM Student Loan Trust	14,673,135
US Treasury Note/Bond	530,586

Total market value for collateralized securities	$22,935,703

RBS Securities (0.36%)

Security description	Value(a)
280 Funding Corp	$4,199,901
Banc of America Commercial Mortgage Inc	53,815
Banc of America Mortgage Securities Inc	54,359
Bear Stearns Adjustable Rate Mortgage Trust	470,563
Bella Vista Mortgage Trust	8,569
Citigroup Commercial Mortgage Trust	727,705
Commercial Mortgage Pass Through Certificates	23,176
Countrywide Home Loan Mortgage Pass Through Trust	40,332
Credit Suisse First Boston Mortgage Securities Corp	73,702
Credit Suisse Mortgage Capital Certificates	817,021
First Horizon Alternative Mortgage Securities	7,145
Greenwich Capital Commercial Funding Corp	2,538,497
GS Mortgage Securities Corp II	1,077,978
Hampden CBO Ltd	424,652
Harborview Mortgage Loan Trust	9,781
JP Morgan Chase Commercial Mortgage Securities Corp	42,744
JP Morgan Mortgage Trust	10,603
LB-UBS Commercial Mortgage Trust	23,919
Mellon Residential Funding Corp	17,641
MLCC Mortgage Investors Inc	738
Morgan Stanley Capital I	11,680
MortgageIT Trust	12,507
Sequoia Mortgage Trust	16,220
Structured Adjustable Rate Mortgage Loan Trust	38,099
Structured Asset Securities Corp	609,457
Thornburg Mortgage Securities Trust	4,784
Wachovia Bank Commercial Mortgage Trust	726,502
WaMu Mortgage Pass Through Certificates	557,925

Total market value for collateralized securities	$12,600,015

(g)	At Dec. 31, 2009, the cost of securities for federal income tax purposes was approximately $2,635,973,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$213,014,000
Unrealized depreciation	(153,478,000)

Net unrealized appreciation	$59,536,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Sept. 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2009:

	Fair value at Dec. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$2,080,912,645	$—	$—	$2,080,912,645

Total Equity Securities	2,080,912,645	—	—	2,080,912,645

Bonds
Corporate Debt Securities	—	12,770,368	—	12,770,368

Total Bonds	—	12,770,368	—	12,770,368

Other
Affiliated Money Market Fund (b)	59,177,858	—	—	59,177,858
Investments of Cash Collateral Received for Securities on Loan (c)	52,250,410	490,397,935	—	542,648,345

Total Other	111,428,268	490,397,935	—	601,826,203

Total	$2,192,340,913	$503,168,303	$—	$2,695,509,216

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.

(c)	Level 1 investments are comprised of the Unaffiliated Money Market Fund; Level 2 investments are comprised of all other short-term investments.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Investment Series, Inc.
By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer
Date March 1, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer
Date March 1, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer
Date March 1, 2010